United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Hermes Insurance Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/21

Date of Reporting Period: 12/31/21

Item 1.	Reports to Stockholders

Annual Shareholder Report
December 31, 2021

Share Class	Primary	Service

Federated Hermes Government Money Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2021 through December 31, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At December 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasuries	24.3%
Government Agencies	14.6%
Repurchase Agreements	61.1%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
At December 31, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.7%
8-30 Days	0.6%
31-90 Days	4.4%
91-180 Days	4.4%
181 Days or more	10.9%
Other Assets and Liabilities—Net[2,3]	(0.0)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
Annual Shareholder Report
1

Portfolio of Investments
December 31, 2021
Principal Amount			Value
		GOVERNMENT AGENCIES—14.6%
$ 200,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.075% (Secured Overnight Financing Rate +0.025%) 1/3/2022	$200,000
150,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.075% (Secured Overnight Financing Rate +0.025%), 1/3/2022	149,992
200,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.040%), 1/3/2022	200,000
325,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.100% (Secured Overnight Financing Rate +0.050%), 1/3/2022	325,000
400,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 1/3/2022	399,981
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 1/3/2022	300,000
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.175% (Secured Overnight Financing Rate +0.125%), 1/3/2022	300,000
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.180%), 1/3/2022	300,000
250,000		Federal Farm Credit System Notes, 0.100%, 10/19/2022	249,982
650,000		Federal Farm Credit System, 0.160% - 0.260%, 6/22/2022 - 12/5/2022	650,347
250,000		Federal Home Loan Bank System Discount Notes, 0.170%, 6/24/2022	249,794
400,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.040%), 1/3/2022	400,000
1,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 1/3/2022	1,000,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 1/3/2022	500,000
1,300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 1/3/2022	1,300,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 1/3/2022	250,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.080%), 1/3/2022	500,000
300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.135% (Secured Overnight Financing Rate +0.085%), 1/3/2022	300,000
400,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.090%), 1/3/2022	400,000
600,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.170% (Secured Overnight Financing Rate +0.120%), 1/3/2022	600,000
250,000		Federal Home Loan Bank System Notes, 0.055%, 5/23/2022	249,999
600,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 1/3/2022	600,000
400,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.090%), 1/3/2022	400,000
250,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.220% (Secured Overnight Financing Rate +0.170%), 1/3/2022	250,000
300,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.240% (Secured Overnight Financing Rate +0.190%), 1/3/2022	299,988
200,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.200%), 1/3/2022	200,000
200,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.220%), 1/3/2022	200,000
250,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.280% (Secured Overnight Financing Rate +0.230%), 1/3/2022	250,000
400,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.320% (Secured Overnight Financing Rate +0.270%), 1/3/2022	400,000
450,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.370% (Secured Overnight Financing Rate +0.320%), 1/3/2022	450,000
		TOTAL GOVERNMENT AGENCIES	11,875,083
		U.S. TREASURIES—24.3%
		U.S. Treasury Bills—12.2%
500,000	[2]	United States Treasury Bills, 0.055%, 1/27/2022	499,980
600,000	[2]	United States Treasury Bills, 0.055%, 2/22/2022	599,952
1,000,000	[2]	United States Treasury Bills, 0.055%, 2/3/2022	999,949
2,000,000	[2]	United States Treasury Bills, 0.055%, 3/1/2022	1,999,820
400,000	[2]	United States Treasury Bills, 0.060%, 4/28/2022	399,922
1,300,000	[2]	United States Treasury Bills, 0.065%, 5/12/2022	1,299,692
950,000	[2]	United States Treasury Bills, 0.073% - 0.075%, 7/14/2022	949,621
500,000	[2]	United States Treasury Bills, 0.075%, 9/8/2022	499,740
1,000,000	[2]	United States Treasury Bills, 0.080%, 8/11/2022	999,507
500,000	[2]	United States Treasury Bills, 0.160%, 11/3/2022	499,320
1,000,000	[2]	United States Treasury Bills, 0.210%, 6/30/2022	998,950
200,000	[2]	United States Treasury Bills, 0.240%, 12/1/2022	199,555
		TOTAL	9,946,008
		U.S. Treasury Notes—12.1%
1,300,000	[1]	United States Treasury Floating Rate Notes, 0.114% (91-day T-Bill +0.029%), 1/4/2022	1,300,035
850,000	[1]	United States Treasury Floating Rate Notes, 0.119% (91-day T-Bill +0.034%), 1/4/2022	850,019
Annual Shareholder Report
2

Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—12.1%
$ 700,000	[1]	United States Treasury Floating Rate Notes, 0.120% (91-day T-Bill +0.035%), 1/4/2022	$699,978
1,150,000	[1]	United States Treasury Floating Rate Notes, 0.134% (91-day T-Bill +0.049%), 1/4/2022	1,150,056
500,000	[1]	United States Treasury Floating Rate Notes, 0.140% (91-day T-Bill +0.055%), 1/4/2022	500,000
200,000	[1]	United States Treasury Floating Rate Notes, 0.239% (91-day T-Bill +0.154%), 1/4/2022	200,000
250,000		United States Treasury Notes, 0.125%, 9/30/2022	249,920
600,000		United States Treasury Notes, 0.125% - 1.875%, 5/31/2022	601,929
925,000		United States Treasury Notes, 0.125% - 1.875%, 10/31/2022	927,020
250,000		United States Treasury Notes, 1.500%, 9/15/2022	252,485
400,000		United States Treasury Notes, 1.625%, 8/15/2022	403,779
300,000		United States Treasury Notes, 1.625%, 11/15/2022	303,937
1,250,000		United States Treasury Notes, 1.625% - 1.875%, 8/31/2022	1,263,226
250,000		United States Treasury Notes, 1.750%, 5/15/2022	251,541
650,000		United States Treasury Notes, 2.000%, 11/30/2022	660,943
200,000		United States Treasury Notes, 2.125%, 12/31/2022	203,572
		TOTAL	9,818,440
		TOTAL U.S. TREASURIES	19,764,448
		REPURCHASE AGREEMENTS—61.1%
10,000,000		Interest in $50,000,000 joint repurchase agreement 0.06%, dated 12/31/2021 under which ING Financial Markets LLC will repurchase securities provided as collateral for $50,000,250 on 1/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2061 and the market value of those underlying securities was $51,000,234.	10,000,000
19,606,000		Interest in $1,650,000,000 joint repurchase agreement 0.06%, dated 12/31/2021 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,008,250 on 1/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/16/2063 and the market value of those underlying securities was $1,690,757,046.	19,606,000
20,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 12/31/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,015,000 on 1/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2051 and the market value of those underlying securities was $3,060,014,025.	20,000,000
		TOTAL REPURCHASE AGREEMENTS	49,606,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[3]	81,245,531
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[4]	(644)
		TOTAL NET ASSETS—100%	$81,244,887

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate(s) at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of December 31, 2021, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
3

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2021[1]	2020[1]	2019[1]	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	—	0.003	0.019	0.015	0.002
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.004
Total From Investment Operations	(0.000)[2]	0.003	0.019	0.015	0.006
Less Distributions:
Distributions from net investment income	—	(0.003)	(0.019)	(0.015)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.31%	1.89%	1.50%	0.56%
Ratios to Average Net Assets:
Net expenses[5]	0.07%	0.26%	0.29%	0.38%	0.38%
Net investment income	—%	0.23%	2.06%	0.84%	0.17%
Expense waiver/reimbursement[6]	0.41%	0.21%	0.09%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]	$0[7]	$0[7]	$0[7]	$0[7]

1
Certain ratios included in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.

2	Represents less than $0.001.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[1]	0.002	0.016	0.012	0.003
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.002	0.016	0.012	0.003
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.002)	(0.016)	(0.012)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.20%	1.64%	1.25%	0.31%
Ratios to Average Net Assets:
Net expenses[4]	0.07%	0.31%	0.63%	0.63%	0.63%
Net investment income	0.00%[3]	0.18%	1.66%	1.26%	0.30%
Expense waiver/reimbursement[5]	0.66%	0.40%	0.09%	0.11%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$81,245	$90,591	$80,054	$130,261	$93,719

1	Represents less than $0.001.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Statement of Assets and Liabilities
December 31, 2021

Assets:
Investment in repurchase agreements	$49,606,000
Investment in securities	31,639,531
Total investment in securities, at amortized cost and fair value	81,245,531
Income receivable	17,126
Receivable for shares sold	54,080
Total Assets	81,316,737
Liabilities:
Payable for shares redeemed	43,413
Payable to bank	433
Payable for investment adviser fee (Note 5)	5,279
Payable for administrative fee (Note 5)	174
Payable for portfolio accounting fees	18,164
Accrued expenses (Note 5)	4,387
Total Liabilities	71,850
Net assets for 81,246,216 shares outstanding	$81,244,887
Net Assets Consist of:
Paid-in capital	$81,245,765
Total distributable earnings (loss)	(878)
Total Net Assets	$81,244,887
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$81,244,787 ÷ 81,246,116 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Operations
Year Ended December 31, 2021

Investment Income:
Interest	$65,526
Expenses:
Investment adviser fee (Note 5)	171,141
Administrative fee (Note 5)	69,080
Custodian fees	9,305
Transfer agent fees	5,197
Directors’/Trustees’ fees (Note 5)	1,658
Auditing fees	23,855
Legal fees	10,622
Portfolio accounting fees	75,180
Other service fees (Notes 2 and 5)	212,062
Printing and postage	43,923
Miscellaneous (Note 5)	6,142
TOTAL EXPENSES	628,165
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(171,141)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(392,948)
TOTAL WAIVERS AND REIMBURSEMENT	(564,089)
Net expenses	64,076
Net investment income	1,450
Net realized loss on investments	(23)
Change in net assets resulting from operations	$1,427
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Changes in Net Assets

Year Ended December 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,450	$163,806
Net realized gain (loss)	(23)	275
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,427	164,081
Distributions to Shareholders:
Primary Shares	—	[1](0)
Service Shares	(1,439)	(163,816)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,439)	(163,816)
Share Transactions:
Proceeds from sale of shares	31,331,222	61,398,870
Net asset value of shares issued to shareholders in payment of distributions declared	1,439	163,816
Cost of shares redeemed	(40,679,211)	(51,025,382)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,346,550)	10,537,304
Change in net assets	(9,346,562)	10,537,569
Net Assets:
Beginning of period	90,591,449	80,053,880
End of period	$81,244,887	$90,591,449

1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Notes to Financial Statements
December 31, 2021
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Government Money Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Annual Shareholder Report
9

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $564,089 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Primary Shares and Service Shares to unaffiliated financial intermediaries for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended December 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$212,062	$(212,062)
For the year ended December 31, 2021, the Fund’s Primary Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2021		Year Ended 12/31/2020
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	—	$—	—	$—
	Year Ended 12/31/2021		Year Ended 12/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	31,331,222	$31,331,222	61,398,870	$61,398,870
Shares issued to shareholders in payment of distributions declared	1,439	1,439	163,816	163,816
Shares redeemed	(40,679,211)	(40,679,211)	(51,025,382)	(51,025,382)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(9,346,550)	$(9,346,550)	10,537,304	$10,537,304
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,346,550)	$(9,346,550)	10,537,304	$10,537,304
Annual Shareholder Report
10

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$1,439	$163,816
As of December 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$11
Capital loss carryforwards	$(889)
As of December 31, 2021, the Fund had a capital loss carryforward of $889 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$391	$498	$889
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2021, the Adviser voluntarily waived $171,141 of its fee and voluntarily reimbursed $180,886 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2021, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2021, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Annual Shareholder Report
11

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.38% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2022 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2021, there were no outstanding loans. During the year ended December 31, 2021, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report
12

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of THE Federated Hermes Insurance Series and THE Shareholders of Federated Hermes Government Money Fund II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Government Money Fund II (the “Fund”), a portfolio of Federated Hermes Insurance Series, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 15, 2022
Annual Shareholder Report
13

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,000.00	$[2]0.35
Service Shares	$1,000	$1,000.00	$[3]0.35
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,024.85	$[2]0.36
Service Shares	$1,000	$1,024.85	$[3]0.36

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.07%
Service Shares	0.07%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Primary Shares current Fee Limit of 0.38% (as reflected in the Notes to Financial
Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.92 and $1.94, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.63% (as reflected in the Notes to Financial
Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.18 and $3.21, respectively.

Annual Shareholder Report
14

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised six portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial
Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated
Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania,
Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities
Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and
Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company,
Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD;
Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
 Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

Annual Shareholder Report
15

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Lead Director, Member of the Audit and
Nominating and Corporate Governance Committees, Haverty Furniture Companies, Inc.; formerly, Director, Member of
Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; and
Director, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of
Naples, Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Senior Vice President for Legal
Affairs, General Counsel and Secretary to the Board of Directors, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary to the Board of Directors and
Assistant General Counsel and Director of Risk Management, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report
16

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated
Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company;
Director, Federated Hermes, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology,
Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

Annual Shareholder Report
17

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial
Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Government Money Fund II (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark,
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and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
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In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
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Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the
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Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
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On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Money Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916751
CUSIP 313916504
G00842-01 (2/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
December 31, 2021

Share Class	Primary	Service

Federated Hermes High Income Bond Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2021 through December 31, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes High Income Bond Fund II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2021, was 4.85% for the Primary Shares and 4.44% for the Service Shares. The total return of the Fund’s Primary Shares consisted of 5.16% current income and -0.31% of depreciation in the net asset value of the Fund’s shares. The total return of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),1 a broad-based securities market index, was 5.26% during the same period. The total return of the Lipper Variable Underlying High Yield Funds Average (LVHYFA),2 a peer group average for the Fund, was 4.80% during the same period. The Fund’s and LVHYFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the BHY2%ICI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BHY2%ICI were: (1) the allocation among industry sectors; and (2) the selection of individual securities.
The following discussion will focus on the performance of the Fund’s Primary Shares relative to the BHY2%ICI.
MARKET OVERVIEW
The major theme which impacted the high-yield3 market during the reporting period was the ability of the U.S. economy to achieve above-trend growth despite several negative factors. The first negative factor was continuous uncertainty about the course of the Covid-19 virus and its impact on the global economy. Early in the year, the introduction of vaccines gave hope that the impact of the virus would decline and economic functions would return to normal, but the appearance of variants such as Delta and Omicron caused several waves of new cases. This led to an uneven reopening of the global economy. Difficulties in the global supply chain hindered economic performance as well. Another negative factor was the increase in the interest rate4 on U.S. Treasury securities. This increase came in response to confidence in economic growth, signs that inflationary pressures may be more than transitory and indications that the Federal Reserve (the “Fed”) would begin to taper its asset purchases and later begin raising the federal funds target rate. For example, the yield on 5-year U.S. Treasury securities increased 90 basis points (bp) during the year.
Offsetting these negative factors was the very strong financial performance of U.S. high-yield issuers. This can be seen in the decline in the default rate for high-yield securities, which fell below 1%, and a substantially higher number of credit rating agency upgrades of high-yield securities compared to downgrades. The impact of these factors can be seen in the movement of the yield spread between the Credit Suisse High Yield Bond Index5 and U.S. Treasury securities of comparable maturities, which declined from 431 bp at the beginning of the period to 355 bp on December 31, 2021.
Within the high-yield market, major industry sectors that substantially outperformed the overall BHY2%ICI during the reporting period included: Oil Field Services, Independent Energy, Airlines, Midstream and Aerospace and Defense. Major industry sectors that substantially underperformed the overall BHY2%ICI during the reporting period included: Pharmaceuticals, Electric Utilities, Cable & Satellite, Wireline Telecommunications and Health Insurance. From a credit quality perspective, “CCC”-rated securities had the best total return at 8.59%, followed by “B”-rated securities at 4.85%. “BB”-rated securities had a still-respectable 4.56% return for the period.
Sector Allocation
The Fund was negatively impacted by its sector allocation relative to the BHY2%ICI during the reporting period. Specifically, the Fund was negatively impacted by its overweight to the underperforming Cable & Satellite and Packaging industry sectors. The Fund was also underweight the strong-performing Airline sector. The Fund was positively impacted by its underweight to the underperforming Wireline and Wireless Telecommunications sectors. The Fund also benefited from its overweight to the strong-performing Midstream and Oil Field Services sectors.
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Security Selection
The Fund’s security selection had a positive impact on performance relative to the BHY2%ICI during the reporting period. Security selection in the Independent Energy, Midstream, Gaming, Chemical and Pharmaceutical industry sectors positively impacted performance. Specific high-yield issuers held by the Fund that positively impacted performance relative to the BHY2%ICI included: Mallinckrodt, Callon Petroleum, Summit Midstream, Western Midstream and Antero Midstream. The Fund also benefited from equity positions in Oasis Petroleum and Superior Energy.
The Fund was negatively impacted by security selection in the Automotive, Cable & Satellite, Aerospace & Defense and Metals & Mining sectors. Specific high-yield issuers held by the Fund that negatively impacted performance relative to the BHY2%ICI included: Intelsat, CSC Holdings, Bausch Health, Diamond Sports and NFP Corp.
1
 Please see the footnotes to the line graphs below for definitions of, and further information about, the BHY2%ICI.
2
 Please see the footnotes to the line graphs below for definitions of, and further information about, the Lipper peer group.
3
 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
4
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5
 Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes High Income Bond Fund II (the “Fund”) from December 31, 2011 to December 31, 2021, compared to the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)2 and the Lipper Variable Underlying High Yield Funds Average (LVHYFA).3 The Average Annual Total Returns table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2021

Average Annual Total Returns for the Period Ended 12/31/2021
	1 Year	5 Years	10 Years
Primary Shares	4.85%	5.57%	6.34%
Service Shares	4.44%	5.28%	6.06%
BHY2%ICI	5.26%	6.28%	6.82%
LVHYFA	4.80%	5.31%	5.89%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI and the LVHYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2
 The BHY2%ICI is an issuer-constrained version of the Bloomberg U.S. Corporate High Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. Effective August 24, 2021, the name of the index changed from “Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index” to “Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.” The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
 Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)
At December 31, 2021, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Cable Satellite	8.4%
Media Entertainment	8.0%
Health Care	7.1%
Midstream	6.6%
Automotive	5.8%
Technology	5.5%
Independent Energy	4.9%
Insurance - P&C	4.6%
Packaging	4.5%
Pharmaceuticals	3.7%
Gaming	3.5%
Other[2]	29.6%
Other Security Types[3]	3.9%
Cash Equivalents[4]	2.5%
Other Assets and Liabilities - Net[5]	1.4%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg U.S. Corporate
High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the
Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Other Security Types consist of exchange-traded funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
4

Portfolio of Investments
December 31, 2021
Principal Amount or Shares		Value
	CORPORATE BONDS—91.6%
	Aerospace/Defense—1.4%
$ 600,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$624,384
450,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	470,743
775,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	799,626
100,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	104,600
250,000	TransDigm, Inc., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2029	249,622
	TOTAL	2,248,975
	Airlines—0.4%
425,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	442,607
250,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	267,689
	TOTAL	710,296
	Automotive—5.8%
650,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	663,838
100,000	Adient US LLC, 144A, 9.000%, 4/15/2025	106,362
22,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	23,067
50,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	51,238
25,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	25,381
150,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	149,852
125,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	131,288
550,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	543,812
400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	408,026
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	572,129
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	323,259
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	316,045
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	297,171
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	215,226
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	512,084
325,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	353,860
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	539,315
75,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	77,501
325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	349,970
475,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	497,703
475,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	482,700
45,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	47,138
1,325,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,406,203
850,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	849,868
300,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	306,647
	TOTAL	9,249,683
	Building Materials—2.7%
150,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	153,700
175,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	187,292
625,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	622,753
500,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	491,952
300,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	301,209
175,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	183,571
300,000	SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	301,969
225,000	SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	229,622
375,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	361,875
Annual Shareholder Report
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 100,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	$102,228
750,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	772,976
400,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	417,568
200,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	205,491
		TOTAL	4,332,206
		Cable Satellite—8.4%
450,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	461,707
275,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	277,977
250,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	246,409
175,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	179,416
225,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	229,908
1,075,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,119,908
750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	781,500
75,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	77,342
275,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	297,234
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	468,553
225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	211,021
325,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	317,808
300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	296,736
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	426,573
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	349,375
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	375,211
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	375,930
350,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	358,820
100,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	102,856
50,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	50,705
275,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	290,483
575,000		DISH DBS Corp., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2029	524,181
225,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	227,672
325,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	147,521
225,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	103,359
75,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	75,120
300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	294,668
150,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	151,098
375,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	375,666
50,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	52,029
450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	485,631
850,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	879,750
625,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	638,509
325,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	323,882
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	201,586
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	211,523
200,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	196,324
300,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	304,293
200,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	201,299
557,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	572,964
200,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	206,203
		TOTAL	13,468,750
		Chemicals—2.9%
150,000		Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	149,090
Annual Shareholder Report
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 150,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	$156,525
625,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	641,775
100,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	106,025
300,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	301,931
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	180,501
450,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	441,713
475,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	501,600
150,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	160,175
750,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	763,897
200,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	199,179
300,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	292,922
350,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	344,239
200,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	193,007
200,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	205,250
	TOTAL	4,637,829
	Construction Machinery—0.8%
475,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	472,281
75,000	Ritchie Bros Hldgs, Inc., Sr. Unsecd. Note, 144A, 4.750%, 12/15/2031	78,427
100,000	Terex Corp., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2029	102,902
175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	176,476
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	77,170
25,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	25,418
275,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	286,327
	TOTAL	1,219,001
	Consumer Cyclical Services—2.4%
225,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	236,357
375,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	365,256
950,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	1,016,110
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	124,518
275,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	263,011
325,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	336,429
1,029,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	1,110,908
375,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	333,405
75,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	78,075
	TOTAL	3,864,069
	Consumer Products—1.2%
650,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	664,345
225,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	223,534
200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	201,795
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	159,425
275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	268,803
225,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	230,126
125,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	121,439
100,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	104,268
	TOTAL	1,973,735
	Diversified Manufacturing—0.8%
850,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	878,556
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	132,659
250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	274,485
	TOTAL	1,285,700
Annual Shareholder Report
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—1.8%
$ 300,000	LD Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	$283,176
150,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	149,864
275,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	293,494
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	110,100
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	110,643
150,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	150,778
225,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	228,721
225,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	223,614
225,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	228,238
500,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	509,917
350,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	343,929
225,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	225,788
	TOTAL	2,858,262
	Food & Beverage—2.8%
475,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	485,098
175,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	181,213
875,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	1,026,856
175,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	223,025
200,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	198,736
25,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	26,119
75,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	74,559
50,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	51,016
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	210,458
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	212,286
1,075,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,111,233
200,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	202,560
475,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	483,493
	TOTAL	4,486,652
	Gaming—3.5%
425,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	442,603
325,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	332,080
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	102,175
12,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	12,873
75,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	75,157
50,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	52,210
100,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	104,559
275,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	288,998
475,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	526,606
50,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	53,499
50,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	52,572
425,000	MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	444,663
75,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	78,450
175,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	176,141
775,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	814,676
125,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	121,439
50,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	51,055
50,000	Raptor Acquistion Corp./Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	50,563
300,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	320,610
225,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	251,247
200,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.250%, 3/15/2026	210,755
Annual Shareholder Report
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 475,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	$478,619
250,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	252,476
25,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	25,401
25,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	26,481
225,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	239,839
	TOTAL	5,585,747
	Health Care—7.1%
25,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	25,726
75,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	78,941
300,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	300,455
250,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	254,752
175,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	173,722
300,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	303,703
550,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	574,291
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	101,144
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	102,605
175,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	173,396
550,000	CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	561,154
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	158,932
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	53,392
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	51,807
250,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	263,085
225,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	230,751
600,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	607,566
250,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	264,719
375,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	412,612
150,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 5/1/2023	159,002
350,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	395,201
525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	539,435
175,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	182,615
100,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	100,857
100,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	99,644
625,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	661,234
350,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	366,611
300,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	299,541
725,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	736,397
150,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	152,290
850,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	809,638
325,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	306,244
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	52,072
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	51,581
125,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	127,159
25,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	25,724
175,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	180,016
300,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	312,837
100,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	103,635
25,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	26,341
113,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	114,554
375,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	401,235
375,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	396,846
Annual Shareholder Report
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 150,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	$156,712
	TOTAL	11,450,174
	Health Insurance—0.9%
75,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	73,991
200,000	Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	196,333
450,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	469,903
575,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	621,109
	TOTAL	1,361,336
	Independent Energy—4.8%
225,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	228,845
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	80,301
21,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	23,343
49,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	55,852
50,000	Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	53,750
125,000	Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	136,428
125,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	120,449
100,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	101,497
50,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	52,196
98,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	131,283
175,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	173,432
275,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	270,886
300,000	Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	306,300
50,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	53,557
50,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	51,333
475,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	515,997
200,000	Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	235,860
50,000	Crownrock LP/Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	51,951
525,000	Crownrock LP/Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	537,427
25,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	26,688
200,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	211,843
75,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	80,532
50,000	EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	55,446
150,000	EQT Corp., Sr. Unsecd. Note, 144A, 3.125%, 5/15/2026	154,165
75,000	EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	77,929
50,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	52,574
125,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	122,689
225,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	224,727
200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	202,803
250,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	275,939
125,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	152,085
250,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	319,250
275,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	340,774
150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	175,275
75,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	101,279
75,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	76,019
225,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	232,797
75,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	77,534
200,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 8.250%, 1/15/2029	223,349
150,000	Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	161,859
225,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	232,125
Annual Shareholder Report
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 150,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	$151,480
125,000		SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	129,552
25,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	25,776
100,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	102,854
125,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	131,880
50,000		Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	53,662
200,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	223,526
200,000		Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	208,208
175,000	[1,2,3]	Ultra Resources, Inc., Escrow Security, 0.000%, 4/15/2025	0
		TOTAL	7,785,306
		Industrial - Other—0.9%
75,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	76,420
50,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/1/2029	51,716
25,000		Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	25,100
675,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	676,033
202,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	216,678
425,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	447,325
		TOTAL	1,493,272
		Insurance - P&C—4.6%
500,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	519,270
450,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	455,272
392,879		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	439,329
225,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	219,189
600,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	605,124
750,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	737,929
225,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	233,663
425,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	438,494
1,675,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	1,723,198
100,000		NFP Corp., Sec. Fac. Bond, 4.875%, 8/15/2028	101,152
1,075,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	1,079,708
900,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	907,735
		TOTAL	7,460,063
		Leisure—0.5%
450,000		SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	458,892
350,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	362,600
		TOTAL	821,492
		Lodging—0.4%
100,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	99,640
75,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	78,123
100,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	106,980
175,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	187,301
225,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	232,116
		TOTAL	704,160
		Media Entertainment—7.9%
400,000		AMC Networks, Inc., Sec. Fac. Bond, 4.250%, 2/15/2029	398,224
100,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	102,249
220,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	221,881
350,000		Audacy Capital Corp., 144A, 6.500%, 5/1/2027	346,570
350,000		Audacy Capital Corp., 144A, 6.750%, 3/31/2029	342,429
333,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	345,914
Annual Shareholder Report
11

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 175,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	$87,701
350,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	98,875
300,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	309,163
75,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	80,238
325,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	323,523
250,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	258,546
100,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	101,565
175,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	182,192
931,114	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	982,907
100,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	104,517
100,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2031	97,528
450,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	455,146
325,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	338,463
675,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	692,101
650,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	663,374
425,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	448,547
125,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	123,157
125,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	123,627
325,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	330,525
75,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	77,565
175,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	185,027
50,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	50,167
325,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	324,680
250,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	254,002
100,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	100,031
250,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	254,436
300,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	315,469
75,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	72,831
875,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	889,035
275,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	278,538
100,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	104,106
325,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	332,901
925,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	1,001,127
250,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	252,945
375,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	386,796
275,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	274,759
	TOTAL	12,713,377
	Metals & Mining—1.2%
225,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	229,833
450,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	468,171
275,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	252,420
250,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	262,546
150,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	161,124
200,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	208,279
75,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	82,251
200,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	243,782
	TOTAL	1,908,406
	Midstream—6.6%
175,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	193,769
400,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	447,804
Annual Shareholder Report
12

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	$501,932
275,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	285,244
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	420,036
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	275,761
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	131,298
175,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 3.250%, 1/31/2032	177,100
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	132,716
175,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	186,435
250,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	249,486
275,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	286,424
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	78,111
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	344,203
375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	420,473
51,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	53,094
275,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	300,828
200,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	243,282
175,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	190,509
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	99,421
275,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	286,745
225,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	224,637
525,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	555,712
225,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	245,570
150,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	156,150
75,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	79,016
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	466,157
175,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	177,265
325,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	292,838
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	79,148
275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	283,742
475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	496,247
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	80,481
575,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	629,153
250,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	247,851
100,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	100,374
200,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	218,108
25,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	27,236
150,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	165,965
475,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	573,068
125,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	149,553
75,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	89,699
	TOTAL	10,642,641
	Oil Field Services—1.7%
200,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	208,828
700,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	735,700
225,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	208,359
175,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	158,623
50,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	51,810
100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	102,062
150,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	152,998
175,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	127,945
Annual Shareholder Report
13

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Oil Field Services—continued
$ 425,000		USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	$449,352
550,000		USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	572,602
		TOTAL	2,768,279
		Packaging—4.5%
875,000		ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	902,160
300,000		Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	297,700
200,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	201,475
375,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	377,766
275,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	267,226
75,000		Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	74,172
225,000		Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	235,635
200,000		Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	202,094
450,000		Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	451,642
175,000		Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	179,605
950,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	952,755
700,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	727,520
75,000		OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	76,126
425,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	439,257
150,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.875%, 8/15/2023	157,277
200,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	215,711
100,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	105,600
500,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	501,770
175,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	183,078
375,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	390,409
300,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	317,550
		TOTAL	7,256,528
		Paper—0.5%
525,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	567,544
150,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	149,090
25,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	25,303
125,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	135,425
		TOTAL	877,362
		Pharmaceuticals—3.7%
200,000		Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	203,503
175,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	161,276
150,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	132,610
325,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	286,504
475,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	418,142
958,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	977,002
75,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	71,391
300,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	297,421
450,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	473,150
375,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	395,430
175,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	174,755
200,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	149,306
100,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Term Loan - 2nd Lien, 144A, 9.500%, 7/31/2027	101,896
200,000		Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	204,374
350,000		Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	363,009
925,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	505,064
575,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	313,959
Annual Shareholder Report
14

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$ 450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	$470,914
250,000	Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	247,234
	TOTAL	5,946,940
	Restaurant—1.4%
250,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	255,429
225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 3.500%, 2/15/2029	223,006
1,100,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 2nd Lien, 144A, 4.000%, 10/15/2030	1,083,038
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	77,606
375,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	399,163
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	81,295
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	79,120
	TOTAL	2,198,657
	Retailers—0.6%
175,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	186,934
75,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	76,532
150,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	155,881
50,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	49,533
75,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	74,092
75,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	75,125
200,000	NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	212,588
75,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	77,887
	TOTAL	908,572
	Supermarkets—0.5%
625,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	627,306
75,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	79,604
50,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	53,434
	TOTAL	760,344
	Technology—5.5%
275,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	275,063
100,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	104,560
375,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	399,913
225,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	225,798
75,000	Clarivate Science Holdings Corp., Sec. Fac. Bond, 144A, 3.875%, 7/1/2028	75,526
275,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	279,366
150,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	156,179
225,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	235,444
50,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	53,892
75,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	76,856
200,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	198,203
125,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	128,707
100,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	102,384
25,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	26,150
200,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	198,250
350,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	344,517
175,000	II-VI, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	179,077
475,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	481,194
300,000	NCR Corp., 144A, 5.125%, 4/15/2029	311,103
250,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	257,880
350,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	360,148
50,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	52,300
Annual Shareholder Report
15

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 125,000	Open Text Holdings, Inc./Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 12/1/2029	$126,770
275,000	Open Text Holdings, Inc./Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	278,178
325,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	309,883
425,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	414,987
525,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	512,928
75,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	76,989
300,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	293,766
225,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	219,899
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	204,596
75,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	78,858
75,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	74,841
625,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	653,878
120,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	124,930
100,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	101,644
150,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	149,290
525,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	544,060
75,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	75,104
	TOTAL	8,763,111
	Transportation Services—0.2%
375,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	390,375
	Utility - Electric—2.5%
300,000	Calpine Corp., 144A, 4.500%, 2/15/2028	311,769
67,000	Calpine Corp., 144A, 5.250%, 6/1/2026	68,823
325,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	313,732
25,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	24,694
25,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	25,039
175,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	177,936
775,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	801,118
50,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	48,836
425,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	417,174
300,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	321,840
50,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	52,931
125,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	129,882
50,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	51,178
50,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	52,494
475,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	503,797
75,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 4.375%, 5/1/2029	75,273
175,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	180,947
400,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	412,506
	TOTAL	3,969,969
	Wireless Communications—0.7%
200,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	200,805
150,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 2/15/2029	148,010
125,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	123,666
250,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	263,557
225,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 2.250%, 2/15/2026	225,906
125,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	127,584
	TOTAL	1,089,528
	TOTAL CORPORATE BONDS (IDENTIFIED COST $144,124,386)	147,190,797
Annual Shareholder Report
16

Principal Amount or Shares			Value
		COMMON STOCKS—0.5%
		Chemicals—0.1%
3,715	[2]	Hexion Holdings Corp.	$107,568
		Media Entertainment—0.1%
7,915	[2]	iHeartMedia, Inc.	166,532
		Oil Field Services—0.3%
12,990	[2,3]	Superior Energy Services, Inc.	561,817
		TOTAL COMMON STOCKS (IDENTIFIED COST $624,360)	835,917
		FLOATING RATE LOAN—0.1%
		Independent Energy—0.1%
$ 202,000	[4]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor +9.000%), 11/1/2025 (IDENTIFIED COST $202,000)	219,085
		WARRANT—0.0%
		Independent Energy—0.0%
1,270	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026 (IDENTIFIED COST $123,862)	50,749
		EXCHANGE-TRADED FUND—3.9%
57,904		SPDR Barclays High Yield Bond ETF (IDENTIFIED COST $6,296,770)	6,286,638
		REPURCHASE AGREEMENT—2.5%
$3,930,000		Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 12/31/2021 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,004,583 on 1/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2052 and the market value of those underlying securities was $1,020,000,000. (IDENTIFIED COST $3,930,000)	3,930,000
		TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $155,301,378)[5]	158,513,186
		OTHER ASSETS AND LIABILITIES - NET—1.4%[6]	2,216,294
		TOTAL NET ASSETS—100%	$160,729,480

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	The cost of investments for federal tax purposes amounts to $155,517,773.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
17

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$147,190,797	$0	$147,190,797
Floating Rate Loan	—	219,085	—	219,085
Warrant	50,749	—	—	50,749
Equity Securities:
Common Stocks
Domestic	274,100	—	561,817	835,917
Exchange-Traded Fund	6,286,638	—	—	6,286,638
Repurchase Agreement	—	3,930,000	—	3,930,000
TOTAL SECURITIES	$6,611,487	$151,339,882	$561,817	$158,513,186

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$6.41	$6.53	$6.07	$6.82	$6.84
Income From Investment Operations:
Net investment income (loss)[1]	0.28	0.30	0.33	0.34	0.36
Net realized and unrealized gain (loss)	0.02	(0.05)	0.53	(0.55)	0.09
Total From Investment Operations	0.30	0.25	0.86	(0.21)	0.45
Less Distributions:
Distributions from net investment income	(0.32)	(0.37)	(0.40)	(0.54)	(0.47)
Net Asset Value, End of Period	$6.39	$6.41	$6.53	$6.07	$6.82
Total Return[2]	4.85%	5.59%	14.54%	(3.29)%	6.94%
Ratios to Average Net Assets:
Net expenses[3]	0.81%	0.81%	0.81%	0.81%	0.78%
Net investment income	4.42%	4.95%	5.26%	5.27%	5.26%
Expense waiver/reimbursement[4]	0.04%	0.03%	0.02%	0.01%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$103,152	$109,888	$109,538	$106,628	$192,194
Portfolio turnover[6]	39%	36%	31%	18%	32%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$6.38	$6.49	$6.04	$6.78	$6.81
Income From Investment Operations:
Net investment income (loss)[1]	0.26	0.28	0.31	0.32	0.34
Net realized and unrealized gain (loss)	0.01	(0.03)	0.52	(0.54)	0.09
Total From Investment Operations	0.27	0.25	0.83	(0.22)	0.43
Less Distributions:
Distributions from net investment income	(0.30)	(0.36)	(0.38)	(0.52)	(0.46)
Net Asset Value, End of Period	$6.35	$6.38	$6.49	$6.04	$6.78
Total Return[2]	4.44%	5.46%	14.13%	(3.43)%	6.56%
Ratios to Average Net Assets:
Net expenses[3]	1.06%	1.06%	1.06%	1.06%	1.03%
Net investment income	4.16%	4.70%	4.99%	5.03%	5.01%
Expense waiver/reimbursement[4]	0.04%	0.03%	0.02%	0.01%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$57,578	$50,322	$58,591	$43,012	$50,284
Portfolio turnover[6]	39%	36%	31%	18%	32%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Assets and Liabilities
December 31, 2021

Assets:
Investment in securities, at value (identified cost $155,301,378)	$158,513,186
Cash	853
Income receivable	2,270,099
Receivable for investments sold	1,350
Receivable for shares sold	30,458
Other receivable	6,803
Total Assets	160,822,749
Liabilities:
Payable for shares redeemed	32,527
Payable for investment adviser fee (Note 5)	2,450
Payable for administrative fee (Note 5)	344
Payable for custodian fees	5,842
Payable for legal fees	3,348
Payable for portfolio accounting fees	27,946
Payable for distribution services fee (Note 5)	12,134
Payable for printing and postage	6,823
Accrued expenses (Note 5)	1,855
Total Liabilities	93,269
Net assets for 25,204,759 shares outstanding	$160,729,480
Net Assets Consist of:
Paid-in capital	$164,268,780
Total distributable earnings (loss)	(3,539,300)
Total Net Assets	$160,729,480
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$103,151,503 ÷ 16,143,981 shares outstanding, no par value, unlimited shares authorized	$6.39
Service Shares:
$57,577,977 ÷ 9,060,778 shares outstanding, no par value, unlimited shares authorized	$6.35
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Operations
Year Ended December 31, 2021

Investment Income:
Interest	$8,201,348
Dividends	17,367
TOTAL INCOME	8,218,715
Expenses:
Investment adviser fee (Note 5)	942,618
Administrative fee (Note 5)	132,291
Custodian fees	17,366
Transfer agent fees	15,816
Directors’/Trustees’ fees (Note 5)	2,002
Auditing fees	35,382
Legal fees	10,622
Portfolio accounting fees	117,302
Distribution services fee (Note 5)	135,559
Printing and postage	46,459
Miscellaneous (Note 5)	24,324
TOTAL EXPENSES	1,479,741
Waiver of investment adviser fee (Note 5)	(63,949)
Net expenses	1,415,792
Net investment income	6,802,923
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	1,224,804
Net change in unrealized appreciation of investments	(648,867)
Net realized and unrealized gain (loss) on investments	575,937
Change in net assets resulting from operations	$7,378,860
See Notes which are an integral part of the Financial Statements
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22

Statement of Changes in Net Assets

Year Ended December 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,802,923	$7,308,170
Net realized gain (loss)	1,224,804	(1,116,433)
Net change in unrealized appreciation/depreciation	(648,867)	2,255,015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,378,860	8,446,752
Distributions to Shareholders:
Primary Shares	(5,363,823)	(5,812,160)
Service Shares	(2,367,247)	(2,736,746)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,731,070)	(8,548,906)
Share Transactions:
Proceeds from sale of shares	39,605,192	37,016,529
Net asset value of shares issued to shareholders in payment of distributions declared	7,731,066	8,548,900
Cost of shares redeemed	(46,465,306)	(53,381,895)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	870,952	(7,816,466)
Change in net assets	518,742	(7,918,620)
Net Assets:
Beginning of period	160,210,738	168,129,358
End of period	$160,729,480	$160,210,738
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Notes to Financial Statements
December 31, 2021
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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24

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $63,949 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
25

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2021		Year Ended 12/31/2020
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	4,174,668	$26,549,890	4,782,556	$28,203,580
Shares issued to shareholders in payment of distributions declared	875,012	5,363,823	1,181,333	5,812,160
Shares redeemed	(6,051,898)	(38,301,626)	(5,600,398)	(33,846,638)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,002,218)	$(6,387,913)	363,491	$169,102
	Year Ended 12/31/2021		Year Ended 12/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,074,882	$13,055,302	1,481,388	$8,812,949
Shares issued to shareholders in payment of distributions declared	387,437	2,367,243	558,519	2,736,740
Shares redeemed	(1,294,328)	(8,163,680)	(3,171,995)	(19,535,257)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,167,991	$7,258,865	(1,132,088)	$(7,985,568)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	165,773	$870,952	(768,597)	$(7,816,466)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$7,731,070	$8,548,906
As of December 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$7,248,681
Net unrealized appreciation	$2,995,413
Capital loss carryforwards	$(13,783,394)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for defaulted securities and discount accretion/premium amortization on debt securities.
At December 31, 2021, the cost of investments for federal tax purposes was $155,517,773. The net unrealized appreciation of investments for federal tax purposes was $2,995,413. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,283,976 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,288,563.
Annual Shareholder Report
26

As of December 31, 2021, the Fund had a capital loss carryforward of $13,783,394 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$13,783,394	$13,783,394
The Fund used capital loss carryforwards of $515,354 to offset capital gains realized during the year ended December 31, 2021.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2021, the Adviser voluntarily waived $63,949 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2021, the annualized fee paid to FAS was 0.084% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the year ended December 31, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$135,559
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2021, FSC did not retain any fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.81% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report
27

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2021, were as follows:
Purchases	$58,685,116
Sales	$59,372,576
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2021, the Fund had no outstanding loans. During the year ended December 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2021, there were no outstanding loans. During the year ended December 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
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28

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of THE Federated Hermes Insurance Series and THE Shareholders of Federated Hermes High Income Bond Fund II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes High Income Bond Fund II (the “Fund”), a portfolio of Federated Hermes Insurance Series, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 15, 2022
Annual Shareholder Report
29

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,011.10	$4.11
Service Shares	$1,000	$1,009.50	$5.37
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.12	$4.13
Service Shares	$1,000	$1,019.86	$5.40

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.81%
Service Shares	1.06%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised six portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial
Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated
Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania,
Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities
Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and
Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company,
Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD;
Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
 Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Lead Director, Member of the Audit and
Nominating and Corporate Governance Committees, Haverty Furniture Companies, Inc.; formerly, Director, Member of
Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; and
Director, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of
Naples, Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Senior Vice President for Legal
Affairs, General Counsel and Secretary to the Board of Directors, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary to the Board of Directors and
Assistant General Counsel and Director of Risk Management, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated
Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company;
Director, Federated Hermes, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology,
Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial
Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes High Income Bond Fund II (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark,
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and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In
Annual Shareholder Report
38

addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report
39

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes High Income Bond Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
41

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes High Income Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00844-01 (2/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
December 31, 2021

Share Class	Primary	Service

Federated Hermes Kaufmann Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2021 through December 31, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Kaufmann Fund II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2021, was 2.51% for the Primary Shares and 2.26% for the Service Shares. The Fund’s benchmark, the Russell Midcap® Growth Index (RMCGI),1 a broad-based securities market index, had a total return of 12.73% for the period. The total return of the Morningstar Insurance Mid-Cap Growth Funds Average (MIMCGFA),2 the peer group average for the Fund, was 11.28%. The Fund’s and MIMCGFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses, which were not reflected in the total return of the RMCGI.
During the reporting period, the Fund’s investment strategy focused on stock selection, sector exposure and country allocation. These were the most significant factors affecting the Fund’s performance relative to the RMCGI.
The following discussion will focus on the Fund’s Primary Shares relative to the RMCGI.
MARKET OVERVIEW
During the reporting period, the U.S. economy and most significant westernized economies saw a substantial rebound in activity. However, as the year went on, there were periods of economic slowing as the Delta and Omicron variants of Covid-19 caused additional government restrictions and consumer hesitancy, which negatively impacted the recovery’s momentum from the original virus’s devastation in 2020. Inflationary pressures from continued global stimulus caused more central banks globally to signal their intention to tighten monetary policies in 2022. Despite these headwinds, encouraging earnings growth expectations, along with still-relatively-low interest rates, allowed for the broad markets to rise during the period.
The U.S. equity markets were positive for the reporting period, led by the S&P 500 Index3 (+28.71%), followed by large-cap stocks represented by the Russell 1000® Index4 (+26.45%), small-cap stocks represented by the Russell 2000® Index5 (+14.82%) and mid-cap stocks represented by the Russell Midcap® Index6 (+12.65%). Mid-cap growth stocks underperformed mid-cap value stocks, a reversal of a multi-year trend.
The best-performing RMCGI sectors were Real Estate (+63.19%), Energy (+53.93%) and Industrials (+20.42%). The weakest-performing sectors during the reporting period were Communication Services (-29.2%), Consumer Staples (-11.39%) and Materials (+4.40%).
STOCK SELECTION
The five stocks that contributed the most to the Fund’s performance versus the RMCGI were Moderna, Inc., Dynavax Technologies Corp., Argenx SE, Advanced Micro Devices, Inc. and Marvell Technology, Inc.
The five stocks that most negatively affected Fund performance were Ultragenyx Pharmaceutical, Inc., GDS Holdings Ltd., New Fortress Energy, Inc., Coupa Software, Inc. and Zai Lab Ltd.
SECTOR EXPOSURE
At the end of the reporting period, approximately 76% of the portfolio was invested in four large sectors: Health Care, Information Technology, Industrials and Consumer Discretionary. These sectors have historically provided good opportunities for bottom-up growth investors. During the reporting period, stock selection in Health Care and Information Technology had a negative impact on performance. The cash position of the Fund was approximately 5% on average throughout the reporting period.
COUNTRY ALLOCATION
The reporting period ended with approximately 16% of the Fund invested in non-U.S. holdings. During the reporting period, stock selection in foreign companies7 was a positive contributor to Fund performance. However, the allocation outside the U.S. hurt Fund performance relative to the RMCGI.
1
 Please see the footnotes to the line graphs below for definitions of, and further information about, the RMCGI.
2
 Please see the footnotes to the line graphs below for definitions of, and further information about, the Morningstar peer group.
3
 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.*
4
 The Russell 1000® Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 1000 of the smallest securities based on a combination of their market cap and current index membership.*
5
 The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.*
6
 The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.*
7
 International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards.
*
 The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
1

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Kaufmann Fund II (the “Fund”) from December 31, 2011 to December 31, 2021, compared to the Russell Midcap® Growth Index (RMCGI)2 and the Morningstar Insurance Mid-Cap Growth Funds Average (MIMCGFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2021

The Fund offers multiple share classes whose performance may be greater or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 12/31/2021
	1 Year	5 Years	10 Years
Primary Shares	2.51%	18.68%	16.69%
Service Shares	2.26%	18.38%	16.40%
RMCGI	12.73%	19.83%	16.62%
MIMCGFA	11.28%	20.32%	15.80%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The RMCGI and MIMCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2
 The RMCGI measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The RMCGI is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The RMCGI is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. The RMCGI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
 Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
Annual Shareholder Report
2

Portfolio of Investments Summary Table (unaudited)
At December 31, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	35.1%
Information Technology	20.3%
Industrials	11.0%
Consumer Discretionary	9.2%
Financials	9.0%
Materials	5.6%
Real Estate	3.0%
Communication Services	1.5%
Energy	1.4%
Consumer Staples	1.3%
Utilities	0.4%
Securities Lending Collateral[2]	1.0%
Cash Equivalents[3]	2.2%
Other Assets and Liabilities—Net[4]	(1.0)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
3

Portfolio of Investments
December 31, 2021
Shares or Principal Amount			Value
		COMMON STOCKS—97.3%
	[1]	Communication Services—1.5%
18,700		Playtika Holding Corp.	$323,323
3,380		Take-Two Interactive Software, Inc.	600,694
33,000		ZoomInfo Technologies, Inc.	2,118,600
		TOTAL	3,042,617
		Consumer Discretionary—9.2%
8,303	[1]	Airbnb, Inc.	1,382,366
2,640	[1]	Alibaba Group Holding Ltd., ADR	313,606
518	[1]	Amazon.com, Inc.	1,727,188
410	[1]	Chipotle Mexican Grill, Inc.	716,782
3,900		Choice Hotels International, Inc.	608,361
10,357	[1]	DraftKings, Inc.	284,507
7,800	[1]	Etsy, Inc.	1,707,732
15,300	[1]	First Watch Restaurant Group, Inc.	256,428
26,000	[1,2]	Fisker, Inc.	408,980
18,300	[1]	Floor & Decor Holdings, Inc.	2,379,183
1,300		Home Depot, Inc.	539,513
4,912	[1]	Las Vegas Sands Corp.	184,888
3,300	[1]	Lululemon Athletica, Inc.	1,291,785
264	[1]	Mercadolibre, Inc.	355,978
12,800		Moncler S.p.A	925,128
650,000		NagaCorp Ltd.	566,908
10,296	[1]	Planet Fitness, Inc.	932,612
9,616	[1],[3]	Solo Brands, Inc.	150,298
20,813	[1],[3]	Sportradar Group AG	365,684
825		Vail Resorts, Inc.	270,518
14,900		Wingstop, Inc.	2,574,720
11,800	[1]	YETI Holdings, Inc.	977,394
		TOTAL	18,920,559
		Consumer Staples—1.3%
500		Costco Wholesale Corp.	283,850
2,200		Estee Lauder Cos., Inc., Class A	814,440
3,913	[1]	Freshpet, Inc.	372,792
78,400	[1],[3]	Oatly Group AB, ADR	624,064
24,813	[1]	The Duckhorn Portfolio, Inc.	579,135
17,400	[1]	Zevia PBC	122,670
		TOTAL	2,796,951
		Energy—1.4%
6,367		Cheniere Energy, Inc.	645,741
60,900		New Fortress Energy, Inc.	1,470,126
4,535		Pioneer Natural Resources, Inc.	824,826
		TOTAL	2,940,693
		Financials—9.0%
18,400		Apollo Global Management LLC	1,332,712
15,300		Artisan Partners Asset Management, Inc.	728,892
2,225		BlackRock, Inc.	2,037,121
7,500		Blue Owl Capital, Inc.	111,825
275,000	[1]	Blue Owl Capital, Inc.	4,100,250
1,540	[1]	Coinbase Global, Inc.	388,650
121,400		FinecoBank Banca Fineco SPA	2,114,203
14,200	[1]	Hamilton Lane Alliance Holdings I, Inc.	138,734
19,500		Hamilton Lane, Inc.	2,020,590
31,400		KKR & Co., Inc., Class Common	2,339,300
310	[1]	Markel Corp.	382,540
Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
2,082		MSCI, Inc., Class A	$1,275,620
36,800		StepStone Group, Inc.	1,529,776
		TOTAL	18,500,213
		Health Care—34.6%
5,500		Abbott Laboratories	774,070
12,744	[1],[3]	Adagio Therapeutics, Inc.	92,521
17,500	[1,4]	Adagio Therapeutics, Inc.	116,170
3,642	[1]	Agilon Health, Inc.	98,334
31,675	[1,3]	Akouos, Inc.	269,238
34,600	[1]	Albireo Pharma, Inc.	805,834
65,629	[1]	Alector, Inc.	1,355,239
9,900	[1]	Alnylam Pharmaceuticals, Inc.	1,678,842
33,000	[1]	Amphastar Pharmaceuticals, Inc.	768,570
15,044	[1]	AnaptysBio, Inc.	522,779
25,600	[1]	Annexon, Inc.	294,144
47,886	[1]	Arcturus Therapeutics Holdings Inc.	1,772,261
22,000	[1]	Argenx SE	7,775,611
57,250	[1]	aTyr Pharma, Inc.	427,658
29,500	[1]	Avidity Biosciences LLC	701,215
26,462	[1]	Avrobio, Inc.	101,879
22,800	[1]	Catalent, Inc.	2,919,084
7,000	[1],[3]	Century Therapeutics, Inc.	111,020
7,369	[1]	Century Therapeutics, Inc.	116,872
8,852	[1]	Cerevel Therapeutics Holdings	286,982
23,800	[1]	ContraFect Corp.	62,594
114,230	[1]	Corcept Therapeutics, Inc.	2,261,754
6,418	[1]	CRISPR Therapeutics AG	486,356
12,700		Danaher Corp.	4,178,427
3,518	[1]	Definitive Healthcare Corp.	96,147
7,700	[1]	Dexcom, Inc.	4,134,515
207,838	[1]	Dynavax Technologies Corp.	2,924,281
7,000	[1]	Edwards Lifesciences Corp.	906,850
8,246	[1]	Evotec SE, ADR	195,843
3,200	[1]	Fate Therapeutics, Inc.	187,232
27,400	[1,3]	Frequency Therapeutics, Inc.	140,562
5,088	[1]	Frequency Therapeutics, Inc.	26,101
117,284	[1]	Gamida Cell Ltd.	297,901
3,650	[1]	Genmab A/S	1,461,455
14,850	[1]	Genmab A/S, ADR	587,466
12,200	[1]	Gossamer Bio, Inc.	137,982
18,728	[1]	Gracell Biotechnologies, Inc., ADR	113,117
8,060	[1]	Graphite Bio, Inc.	100,186
23,791	[1]	IDEAYA Biosciences, Inc.	562,419
1,550	[1]	IDEXX Laboratories, Inc.	1,020,613
10,000	[1,2]	Immatics N.V.	134,400
9,400	[1]	Immatics N.V.	126,336
6,625	[1]	Insulet Corp.	1,762,714
4,800	[1]	Intellia Therapeutics, Inc.	567,552
2,040	[1]	Intuitive Surgical, Inc.	732,972
14,300	[1]	Jasper Therapeutics, Inc.	112,255
14,993	[1],[3]	Kaleido Biosciences, Inc.	35,833
11,300	[1]	Karuna Therapeutics, Inc.	1,480,300
4,307	[1,4]	Laronde, Inc.	106,812
26,895	[1]	Legend Biotech Corp., ADR	1,253,576
5,500	[1],[3]	Lyell Immunopharma, Inc.	42,570
41,700	[1]	Merus NV	1,326,060
Annual Shareholder Report
5

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
137,800	[1]	Minerva Neurosciences, Inc.	$110,378
1,448	[1]	Mirati Therapeutics, Inc.	212,407
20,852	[1,3]	Molecular Partners AG	410,111
2,987	[1]	Molecular Partners AG, ADR	57,619
1,300	[1]	Morphic Holding, Inc.	61,594
7,806	[1]	Natera, Inc.	729,002
16,762	[1]	NeoGenomics, Inc.	571,919
14,887	[1]	Orchard Therapeutics PLC	19,651
174,072	[1]	Orchard Therapeutics PLC, ADR	229,775
48,700	[1]	Otonomy, Inc.	101,296
7,049	[1]	Privia Health Group, Inc.	182,358
353,265	[1,4]	Regulus Therapeutics, Inc.	111,279
5,200	[1]	Repligen Corp.	1,377,168
39,222	[1]	Rezolute, Inc.	187,481
35,247	[1]	Rhythm Pharmaceuticals, Inc.	351,765
9,100	[1]	Rubius Therapeutics, Inc.	88,088
7,583	[1]	Sarepta Therapeutics, Inc.	682,849
40,270	[1,3]	Scynexis, Inc.	245,647
156,500	[1]	Seres Therapeutics, Inc.	1,303,645
8,815	[1]	Stoke Therapeutics, Inc.	211,472
3,000		Stryker Corp.	802,260
11,700	[1]	Surgery Partners, Inc.	624,897
55,000	[1]	Talkspace, Inc.	108,350
17,700	[1]	Tandem Diabetes Care, Inc.	2,664,204
18,082	[1]	Turning Point Therapeutics, Inc.	862,511
43,600	[1]	Ultragenyx Pharmaceutical, Inc.	3,666,324
16,560	[1]	UniQure N.V.	343,454
15,600	[1]	Veeva Systems, Inc.	3,985,488
4,630	[1]	Verve Therapeutics, Inc.	170,708
22,000	[1]	Zai Lab Ltd., ADR	1,382,700
11,233	[1]	Zentalis Pharmaceuticals, LLC	944,246
		TOTAL	71,352,150
		Industrials—11.0%
45,400	[1]	Azek Co., Inc.	2,099,296
14,696	[1]	Azul S.A., ADR	193,987
34,273	[1]	CoStar Group, Inc.	2,708,595
26,600	[1]	Fluence Energy, Inc.	945,896
6,400	[1]	Generac Holdings, Inc.	2,252,288
25,966	[1]	GXO Logistics, Inc.	2,358,492
8,250		HEICO Corp.	1,189,815
11,274		IHS Markit Ltd.	1,498,540
14,000		Ingersoll-Rand, Inc.	866,180
14,100	[1]	Mercury Systems, Inc.	776,346
1,619		Roper Technologies, Inc.	796,321
12,400		Trane Technologies PLC	2,505,172
20,375	[1]	Trex Co., Inc.	2,751,236
18,059	[1]	Upwork, Inc.	616,896
15,623	[1]	XPO Logistics, Inc.	1,209,689
		TOTAL	22,768,749
		Information Technology—20.3%
980	[1]	Adobe, Inc.	555,719
30,200	[1]	Advanced Micro Devices, Inc.	4,345,780
5,300	[1]	Anaplan, Inc.	243,005
6,219	[1]	Ansys, Inc.	2,494,565
3,000	[1]	Avalara, Inc.	387,330
2,800	[1]	Cerence, Inc.	214,592
Annual Shareholder Report
6

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
10,211	[1]	Coupa Software, Inc.	$1,613,849
7,992	[1]	CS Disco, Inc.	285,714
2,600	[1]	DocuSign, Inc.	396,006
7,706	[1]	Domo, Inc.	382,218
17,300	[1]	Envestnet, Inc.	1,372,582
6,428	[1]	Everbridge, Inc.	432,797
36,700	[1]	GDS Holdings Ltd., ADR	1,730,772
55,000	[1]	IronSource Ltd.	425,700
6,200	[1],[3]	IronSource Ltd.	47,988
33,000		Marvell Technology, Inc.	2,887,170
44,500	[1]	Nexi SpA	703,311
12,510	[1]	Q2 Holdings, Inc.	993,794
26,300	[1]	Qualtrics International, Inc.	931,020
11,690	[1]	Radware Ltd.	486,772
14,700	[1]	Rapid7, Inc.	1,730,043
2,600	[1]	Salesforce.com, Inc.	660,738
5,900	[1]	ServiceNow, Inc.	3,829,749
4,672	[1]	Shopify, Inc.	6,435,166
13,100	[1]	Smartsheet, Inc.	1,014,595
9,750	[1]	Splunk, Inc.	1,128,270
4,600	[1]	Tyler Technologies, Inc.	2,474,570
6,300	[1]	Unity Software, Inc.	900,837
38,900	[1]	WM Technology, Inc.	232,622
9,400	[1]	Workday, Inc.	2,567,892
		TOTAL	41,905,166
		Materials—5.6%
39,000		Agnico Eagle Mines Ltd.	2,072,460
72,400		Barrick Gold Corp.	1,375,600
8,250		Eagle Materials, Inc.	1,373,295
37,100		Newmont Corp.	2,300,942
4,997		Scotts Miracle-Gro Co.	804,517
10,200		Sherwin-Williams Co.	3,592,032
		TOTAL	11,518,846
		Real Estate—3.0%
10,081		Americold Realty Trust	330,556
1,937		Avalonbay Communities, Inc.	489,267
4,700		Crown Castle International Corp.	981,078
26,006		MGM Growth Properties LLC	1,062,345
5,518		ProLogis, Inc.	929,011
7,100	[1]	Ryman Hospitality Properties	652,916
15,500		STAG Industrial, Inc.	743,380
5,185		Sun Communities, Inc.	1,088,694
		TOTAL	6,277,247
		Utilities—0.4%
7,916		NextEra Energy, Inc.	739,038
		TOTAL COMMON STOCKS (IDENTIFIED COST $104,892,035)	200,762,229
	[4]	PREFERRED STOCKS—0.2%
		Health Care—0.2%
1,076,793		CeQur SA	301,799
32,229		Regulus Therapeutics, Inc.	101,521
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $409,030)	403,320
	[1]	WARRANTS—0.3%
		Financials—0.0%
9,446		Hamilton Lane Alliance Holdings I, Inc., Warrants, Expiration Date 1/8/2026	5,574
Annual Shareholder Report
7

Shares or Principal Amount			Value
	[1]	WARRANTS—continued
		Health Care—0.3%
21,500		Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2022	$1,976
11,450		Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/8/2024	3,176
87,500		ContraFect Corp., Warrants, Expiration Date 7/25/2022	0
10,000		Dynavax Technologies Corp., Warrants	95,758
4,700		Immatics N.V., Warrants, Expiration Date 12/31/2025	20,633
5,696		Rezolute, Inc., Warrants, Expiration Date 10/8/2027	18,278
1,400		Rezolute, Inc., Warrants, Expiration Date 1/1/2099	6,692
26,500		Scynexis, Inc., Warrants, Expiration Date 12/21/2021	57,375
2,520		Scynexis, Inc., Warrants, Expiration Date 3/8/2023	648
53,000		Scynexis, Inc., Warrants, Expiration Date 1/1/2099	323,300
		TOTAL	527,836
		TOTAL WARRANTS (IDENTIFIED COST $361,995)	533,410
		REPURCHASE AGREEMENTS—3.2%
$ 423,181		Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 12/31/2021 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,004,583 on 1/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2052 and the market value of those underlying securities was $1,020,000,000. (purchased with proceeds from securities lending collateral).	423,181
1,761,067		Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 12/31/2021 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,004,583 on 1/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2052 and the market value of those underlying securities was $1,020,000,000. (purchased with proceeds from securities lending collateral).	1,761,067
4,506,000		Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 12/31/2021 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,004,583 on 1/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2052 and the market value of those underlying securities was $1,020,000,000.	4,506,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $6,690,248)	6,690,248
		TOTAL INVESTMENT IN SECURITIES—101.0% (IDENTIFIED COST $112,353,308)[5]	208,389,207
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[6]	(2,040,487)
		TOTAL NET ASSETS—100%	$206,348,720
Annual Shareholder Report
8

[PAGE INTENTIONALLY LEFT BLANK]
Annual Shareholder Report
9

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended December 31, 2021, were as follows:
	Value as of 12/31/2020	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 12/31/2021	Shares Held as of 12/31/2021	Dividend Income*
Financials:
Hamilton Lane Alliance Holdings I, Inc.**	$—	$286,845	$(137,006)	$55	$(11,160)	$138,734	14,200	$—
Hamilton Lane Alliance Holdings I, Inc., Warrants, Expiration Date 1/8/2026**	$—	$6,868	$—	$(1,294)	$—	$5,574	9,446	$—
StepStone Group, Inc.	$—	$1,150,618	$(98,783)	$444,176	$33,765	$1,529,776	36,800	$10,826
Health Care:
Akouos, Inc.	$594,305	$30,597	$(5,273)	$(343,296)	$(7,095)	$269,238	31,675	$—
Albireo Pharma, Inc.	$1,511,653	$—	$(197,767)	$(477,819)	$(30,233)	$805,834	34,600	$—
Alector, Inc.	$841,319	$285,654	$(188,878)	$340,812	$76,332	$1,355,239	65,629	$—
Amphastar Pharmaceuticals, Inc.	$732,004	$—	$(65,700)	$105,530	$(3,264)	$768,570	33,000	$—
AnaptysBio, Inc.	$—	$412,923	$—	$109,856	$—	$522,779	15,044	$—
Annexon, Inc.	$300,360	$445,623	$(39,816)	$(388,922)	$(23,101)	$294,144	25,600	$—
Arcturus Therapeutics Holdings Inc.	$2,290,464	$497,685	$(889,221)	$565,098	$(691,765)	$1,772,261	47,886	$—
aTyr Pharma, Inc.	$—	$457,338	$—	$(29,680)	$—	$427,658	57,250	$—
Avidity Biosciences LLC	$461,912	$279,420	$(31,451)	$86	$(8,752)	$701,215	29,500	$—
Avrobio, Inc.	$199,342	$227,658	$(117,226)	$(130,797)	$(77,098)	$101,879	26,462	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2022**	$15,628	$—	$—	$(13,652)	$—	$1,976	21,500	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/8/2024**	$13,298	$—	$—	$(10,122)	$—	$3,176	11,450	$—
ContraFect Corp.	$—	$119,000	$—	$(56,406)	$—	$62,594	23,800	$—
ContraFect Corp., Warrants, Expiration Date 7/25/2022	$4,489	$—	$—	$(4,489)	$—	$—	87,500	$—
Dynavax Technologies Corp.	$764,510	$528,050	$(94,437)	$1,728,764	$(2,606)	$2,924,281	207,838	$—
Dynavax Technologies Corp., Warrants	$18,923	$—	$—	$76,835	$—	$95,758	10,000	$—
Frequency Therapeutics, Inc.	$736,934	$236,820	$(399,367)	$(545,196)	$111,371	$140,562	27,400	$—
Frequency Therapeutics, Inc.	$179,403	$—	$—	$(153,302)	$—	$26,101	5,088	$—
Gamida Cell Ltd.	$1,153,818	$—	$(156,302)	$(672,760)	$(26,855)	$297,901	117,284	$—
IDEAYA Biosciences, Inc.	$157,850	$212,037	$—	$192,532	$—	$562,419	23,791	$—
Merus NV	$673,152	$267,854	$(139,102)	$490,507	$33,649	$1,326,060	41,700	$—
Minerva Neurosciences, Inc.	$322,452	$—	$—	$(212,074)	$—	$110,378	137,800	$—
Molecular Partners AG	$486,302	$—	$—	$(76,191)	$—	$410,111	20,852	$—
Molecular Partners AG, ADR	$—	$63,474	$—	$(5,855)	$—	$57,619	2,987	$—
Orchard Therapeutics PLC, ADR	$126,628	$320,595	$—	$(217,448)	$—	$229,775	174,072	$—
Otonomy, Inc.	$358,600	$143,338	$(56,225)	$(231,065)	$(113,352)	$101,296	48,700	$—
Rezolute, Inc.	$206,971	$142,730	$—	$(162,220)	$—	$187,481	39,222	$—
Rezolute, Inc., Warrants, Expiration Date 10/8/2027	$56,253	$—	$—	$(37,975)	$—	$18,278	5,696	$—
Rezolute, Inc., Warrants, Expiration Date 1/1/2099	$—	$9,086	$—	$(2,394)	$—	$6,692	1,400	$—
Rhythm Pharmaceuticals, Inc.	$862,170	$432,593	$(280,977)	$(236,549)	$(425,472)	$351,765	35,247	$—
Scynexis, Inc.	$105,341	$165,624	$—	$(25,318)	$—	$245,647	40,270	$—
Scynexis, Inc., Warrants, Expiration Date 12/21/2021	$100,276	$—	$—	$(42,901)	$—	$57,375	26,500	$—
Scynexis, Inc., Warrants, Expiration Date 3/8/2023	$3,384	$—	$—	$(2,736)	$—	$648	2,520	$—
Scynexis, Inc., Warrants, Expiration Date 1/1/2099	$405,450	$—	$—	$(82,150)	$—	$323,300	53,000	$—
Seres Therapeutics, Inc.	$1,440,600	$922,195	$(251,160)	$(371,185)	$(436,805)	$1,303,645	156,500	$—
Talkspace, Inc.**	$—	$550,000	$—	$(441,650)	$—	$108,350	55,000	$—
Ultragenyx Pharmaceutical, Inc.	$7,525,055	$—	$(1,314,383)	$(3,143,565)	$599,217	$3,666,324	43,600	$—
UniQure N.V.	$2,113,605	$—	$(1,196,728)	$19,446	$(592,869)	$343,454	16,560	$—
Information Technology:
Domo, Inc.	$—	$679,201	$—	$—	$(296,983)	$382,218	7,706	$—
WM Technology, Inc.**	$—	$525,000	$(159,601)	$(156,378)	$23,601	$232,622	38,900	$—
Affiliated issuers no longer in the portfolio at period end	$1,077,445	$114,782	$(1,460,784)	$(69,654)	$338,211	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$25,839,896	$9,513,608	$(7,280,187)	$(4,271,346)	$(1,531,264)	$22,270,707	1,910,975	$10,826
Annual Shareholder Report
10

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At December 31, 2021, the Fund no longer has ownership of at least 5% voting shares.

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2021, these restricted securities amounted to $543,380, which represented 0.3% of total net assets.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	The cost of investments for federal tax purposes amounts to $112,353,308.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$162,421,227	$—	$334,261	$162,755,488
International	24,050,014	13,956,727	—	38,006,741
Preferred Stocks
International	—	—	301,799	301,799
Domestic	—	—	101,521	101,521
Debt Securities:
Warrants	32,899	500,511	—	533,410
Repurchase Agreements	—	6,690,248	—	6,690,248
TOTAL SECURITIES	$186,504,140	$21,147,486	$737,581	$208,389,207

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$25.46	$22.63	$18.55	$19.16	$16.70
Income From Investment Operations:
Net investment income (loss)[1]	(0.24)	(0.22)	(0.10)	(0.11)	(0.14)
Net realized and unrealized gain (loss)	0.83	5.27	6.15	0.95	4.54
Total From Investment Operations	0.59	5.05	6.05	0.84	4.40
Less Distributions:
Distributions from net realized gain	(1.74)	(2.22)	(1.97)	(1.45)	(1.94)
Net Asset Value, End of Period	$24.31	$25.46	$22.63	$18.55	$19.16
Total Return[2]	2.51%	28.79%	33.82%	3.84%	28.33%
Ratios to Average Net Assets:
Net expenses[3]	1.50%	1.50%	1.51%	1.52%	1.54%
Net investment loss	(0.99)%	(1.01)%	(0.49)%	(0.53)%	(0.77)%
Expense waiver/reimbursement[4]	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,366	$63,502	$57,988	$46,160	$47,985
Portfolio turnover[5]	34%	45%	43%	41%	44%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.65	$21.27	$17.57	$18.26	$16.04
Income From Investment Operations:
Net investment income (loss)[1]	(0.28)	(0.26)	(0.15)	(0.15)	(0.17)
Net realized and unrealized gain (loss)	0.77	4.86	5.82	0.91	4.33
Total From Investment Operations	0.49	4.60	5.67	0.76	4.16
Less Distributions:
Distributions from net realized gain	(1.74)	(2.22)	(1.97)	(1.45)	(1.94)
Net Asset Value, End of Period	$22.40	$23.65	$21.27	$17.57	$18.26
Total Return[2]	2.26%	28.48%	33.52%	3.58%	27.97%
Ratios to Average Net Assets:
Net expenses[3]	1.75%	1.75%	1.76%	1.77%	1.79%
Net investment loss	(1.24)%	(1.26)%	(0.74)%	(0.77)%	(1.02)%
Expense waiver/reimbursement[4]	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$150,983	$169,061	$129,327	$105,132	$96,037
Portfolio turnover[5]	34%	45%	43%	41%	44%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Assets and Liabilities
December 31, 2021

Assets:
Investment in securities, at value including $2,076,418 of securities loaned and $22,270,707 of investment in affiliated companies* (identified cost $112,353,308)	$208,389,207
Income receivable	43,821
Receivable for investments sold	54,218
Receivable for shares sold	230,678
Total Assets	208,717,924
Liabilities:
Payable for investments purchased	32,795
Payable for shares redeemed	17,675
Payable to bank	40,130
Payable for collateral due to broker for securities lending (Note 2)	2,184,248
Payable for investment adviser fee (Note 5)	7,382
Payable for administrative fee (Note 5)	444
Payable for distribution services fee (Note 5)	31,722
Accrued expenses (Note 5)	54,808
Total Liabilities	2,369,204
Net assets for 9,017,751 shares outstanding	$206,348,720
Net Assets Consist of:
Paid-in capital	$90,790,025
Total distributable earnings (loss)	115,558,695
Total Net Assets	$206,348,720
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$55,365,877 ÷ 2,277,119 shares outstanding, no par value, unlimited shares authorized	$24.31
Service Shares:
$150,982,843 ÷ 6,740,632 shares outstanding, no par value, unlimited shares authorized	$22.40

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Operations
Year Ended December 31, 2021

Investment Income:
Dividends (including $10,826 received from affiliated companies* and net of foreign taxes withheld of $27,540)	$1,094,788
Net income on securities loaned (Note 2)	44,112
Interest	4,991
TOTAL INCOME	1,143,891
Expenses:
Investment adviser fee (Note 5)	2,928,235
Administrative fee (Note 5)	179,510
Custodian fees	36,521
Transfer agent fees	19,033
Directors’/Trustees’ fees (Note 5)	2,379
Auditing fees	34,571
Legal fees	10,619
Portfolio accounting fees	81,772
Distribution services fee (Note 5)	411,116
Printing and postage	38,668
Miscellaneous (Note 5)	36,571
TOTAL EXPENSES	3,778,995
Net investment loss	(2,635,104)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including foreign taxes withheld of $(19,207) and net realized loss of $(1,531,264) on sales of investments in affiliated companies*)	21,841,067
Net realized loss on foreign currency transactions	(5,578)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(4,271,346) on investments in affiliated companies*)	(13,043,882)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(114)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	8,791,493
Change in net assets resulting from operations	$6,156,389

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

Year Ended December 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(2,635,104)	$(2,374,350)
Net realized gain (loss)	21,835,489	17,123,946
Net change in unrealized appreciation/depreciation	(13,043,996)	36,971,961
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,156,389	51,721,557
Distributions to Shareholders:
Primary Shares	(4,188,149)	(5,382,824)
Service Shares	(12,290,249)	(12,836,300)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,478,398)	(18,219,124)
Share Transactions:
Proceeds from sale of shares	31,737,876	51,579,563
Net asset value of shares issued to shareholders in payment of distributions declared	16,478,386	18,219,109
Cost of shares redeemed	(64,108,774)	(58,053,310)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(15,892,512)	11,745,362
Change in net assets	(26,214,521)	45,247,795
Net Assets:
Beginning of period	232,563,241	187,315,446
End of period	$206,348,720	$232,563,241
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
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Notes to Financial Statements
December 31, 2021
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency risk and market risks. Upon entering into a financial futures contract with a broker. the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
During the year ended December 31, 2021, the Fund held no futures contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund also enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
During the year ended December 31, 2021, the Fund held no foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
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As of December 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$2,076,418	$2,184,248
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, held at December 31, 2021, is as follows:
Security	Acquisition Date	Cost	Value
Fisker, Inc.	10/29/2020	$260,000	$408,980
Immatics N.V.	6/30/2020	$100,000	$134,400
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2021		Year Ended 12/31/2020
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	79,728	$1,955,393	146,298	$3,203,683
Shares issued to shareholders in payment of distributions declared	177,614	4,188,147	350,901	5,382,822
Shares redeemed	(474,074)	(11,765,919)	(566,093)	(12,397,252)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(216,732)	$(5,622,379)	(68,894)	$(3,810,747)
	Year Ended 12/31/2021		Year Ended 12/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,311,017	$29,782,483	2,374,103	$48,375,880
Shares issued to shareholders in payment of distributions declared	564,549	12,290,239	898,900	12,836,287
Shares redeemed	(2,283,278)	(52,342,855)	(2,205,894)	(45,656,058)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(407,712)	$(10,270,133)	1,067,109	$15,556,109
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(624,444)	$(15,892,512)	998,215	$11,745,362
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from net operating losses.
For the year ended December 31, 2021, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(788,065)	$788,065
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The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2021 and 2020, was as follows:
	2021	2020
Long-term capital gains	$16,478,398	$18,219,124
As of December 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Net unrealized appreciation	$95,348,594
Undistributed long-term capital gains	$20,210,101
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for deferral of losses on wash sales and passive foreign investment company adjustments.
At December 31, 2021, the cost of investments for federal tax purposes was $112,353,308. The net unrealized appreciation of investments for federal tax purposes was $95,348,717. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $104,955,174 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,606,457.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended December 31, 2021, the Sub-Adviser earned a fee of $2,401,152.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2021, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$411,116
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2021, FSC retained $144 of fees paid by the Fund. For the year ended December 31, 2021, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Interfund Transactions
During the year ended December 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $219,787 and $148,286, respectively. Net realized gain recognized on these transactions was $2,086.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2021, were as follows:
Purchases	$71,999,708
Sales	$86,192,617
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities. A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care and Information Technology sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2021, the Fund had no outstanding loans. During the year ended December 31, 2021, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2021, there were no outstanding loans. During the year ended December 31, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report
22

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of THE Federated Hermes Insurance Series and THE Shareholders of Federated Hermes Kaufmann Fund II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Kaufmann Fund II (the “Fund”), a portfolio of Federated Hermes Insurance Series, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 15, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$983.00	$7.50
Service Shares	$1,000	$982.00	$8.74
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.64	$7.63
Service Shares	$1,000	$1,016.38	$8.89

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	1.50%
Service Shares	1.75%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised six portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial
Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated
Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania,
Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities
Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and
Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company,
Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD;
Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
 Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Lead Director, Member of the Audit and
Nominating and Corporate Governance Committees, Haverty Furniture Companies, Inc.; formerly, Director, Member of
Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; and
Director, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of
Naples, Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Senior Vice President for Legal
Affairs, General Counsel and Secretary to the Board of Directors, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary to the Board of Directors and
Assistant General Counsel and Director of Risk Management, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

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26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated
Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company;
Director, Federated Hermes, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology,
Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial
Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Kaufmann Fund II (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
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In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the periods ended December 31, 2020, the Fund’s performance for the three-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year period. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
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31

Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do
Annual Shareholder Report
32

so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
Annual Shareholder Report
33

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Annual Shareholder Report
34

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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35

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
36

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Kaufmann Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
28136 (2/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
December 31, 2021

Share Class	Primary	Service

Federated Hermes Managed Volatility Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2021 through December 31, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Managed Volatility Fund II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2021, was 18.51% for the Primary Shares and 18.25% for the Service Shares. The 18.51% total return of the Primary Shares for the reporting period consisted of 16.32% in price appreciation and 2.19% in reinvested dividends. For the same period, the Standard & Poor’s 500 Index (S&P 500)1 returned 28.71%, the Russell 1000® Value Index (R1000V) returned 25.16%, and the Bloomberg US Aggregate Bond Index (BAB) returned -1.54%. Weighting these latter benchmarks (40% R1000V, 60% BAB), the blended index (“Blended Index”)2 return for the period was 8.65%. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses, which are not reflected in the total return of the Blended Index.
The Fund’s investment strategy focused on income-earning investments, specifically equity and fixed-income3 securities that have high income potential, through: (1) portfolio allocation; (2) sector and security selection for equities and; (3) sector and security selection for bonds to achieve the Fund’s objectives of high current income and moderate capital appreciation. In addition, the Fund implements an equity futures strategy for volatility management purposes.
MARKET OVERVIEW
The reporting period continued to be defined by the Covid-19 global pandemic. The first half of 2021 was still focused on fighting the negative health and economic impacts associated with the Covid-19 pandemic which included the passage of a $1.9 trillion fiscal stimulus package, the rollout of vaccines and the re-opening of the economy. As a result, economic activity in the first and second quarter were well above trend growth with Q1 and Q2 gross domestic product (“GDP”) of 6.3% and 6.7%, respectively. In addition, the unemployment rate declined from 6.7% at the start 2021 to 5.9% for the month of June. Despite the improvement in economic activity and the initial signs of increasing inflationary pressures in the economy, the U.S. Federal Reserve (the “Fed”) maintained its $120 billion per month asset purchase program. At the time, the Fed discounted the increase in inflation as just a “transitory” effect from the global pandemic. However, as the year progressed, the inflation readings continued to rise, which resulted in the Fed abandoning their transitory views. As a result, the Fed accelerated the taper of its asset purchase program to end in March 2022, and the Fed’s latest Summary of Economic Projections (SEP) indicated three rate hikes each in 2022 and 2023, and two more in 2024, leaving the federal funds target rate at 2.1% at year-end 2024.
On the equity side, the combination of economic stimulus and falling pandemic risks saw markets climb to new all-time highs. The S&P 500 returned 28.71% for the reporting period. In general, value stocks underperformed growth stocks, with cyclical sectors outperforming defensive sectors. The S&P 500’s weak performance in the Utilities and Staples sectors was overshadowed by stronger performance in Energy, Financials and Information Technology.
On the fixed-income side, the improvement in economic activity, higher inflation expectations and the expectation of the removal of the Fed’s accommodative monetary policy led to higher U.S. Treasury rates across the curve. The U.S. Treasury curve “bear flattened” in 2021 with short term rates up more than longer term rates. The increase in U.S. Treasury rates led to negative total returns for almost all major U.S. fixed-income markets in 2021, with the exception of the high yield market. The Bloomberg US Treasury Index4 2021 total return was -2.3%, compared to the Bloomberg US Corporate High Yield 2% Issuer Capped Index5 total return of 5.3%, the Bloomberg Emerging Markets USD Aggregate Index6 total return of -1.7%, the Bloomberg US Corporate Investment Grade Index7 total return of -1.0% and the Bloomberg MBS Index8 total return of -1.0%.
PORTFOLIO ALLOCATION
During the reporting period, the Fund’s portfolio was allocated between stocks and fixed-income securities in a manner reflecting the Fund’s primary investment objective of high current income and its secondary objective of moderate capital appreciation. Factors used in making this allocation were: (1) the Fund’s ability to pay and maintain an attractive level of dividends;9 and (2) the expected relative total return of fixed-income securities and stocks. The allocation at the end of the reporting period was 50% fixed-income securities, 39% stocks and 11% cash equivalents and other assets/liabilities.
During the reporting period, the Fund invested in S&P 500 futures contracts10 for volatility risk management purposes. The improving economy from the pandemic lows reduced equity volatility, causing the Fund to increase its volatility overlay throughout the reporting period and end the year with a moderate long futures allocation. The annualized daily volatility of the Fund finished the year within its 8%-12% target range, at 9.78%. Furthermore, at the end of the reporting period, the Fund had a futures volatility overlay with a net long notional value of 44% of the Fund’s net asset value.
Relative to the Blended Index, the Fund’s equity and bond allocation had a slight positive effect on Fund performance because of an allocation to cash for futures margin in place of fixed-income securities. The volatility overlay also contributed positively, due to the long futures position held during the year. Regarding the usage of derivatives, equity futures contributed 7.19% to Fund performance, while put/call options detracted -0.29% and interest rate futures detracted -0.06% from the Fund’s total return during the reporting period.
Annual Shareholder Report

SECTOR AND SECURITY SELECTION–EQUITY
The equity component of the Fund contributed to the Fund’s current income and capital appreciation objective and outperformed the R1000V benchmark during the reporting period. Fund management focused on realization of the Fund’s income and capital appreciation objectives by purchasing and holding benchmark securities with favorable forward return prospects based on our quantitative framework. Relative to the equity component of the Blended Index, both stock selection and sector allocation contributed positively to the Fund’s equity performance. Stock selection in the Information Technology and Consumer Staples sectors contributed positively to the Fund’s equity performance. This was slightly offset by negative stock selection in the Energy and Health Care sectors.
SECTOR AND SECURITY SELECTION–BONDS
For the reporting period, the fixed-income portfolio outperformed its benchmark’s (BAB) return of -1.54%. The fixed-income portfolio’s duration11 during the year averaged 88% of the BAB, resulting in the largest positive contribution to performance in a rising rate environment. Security selection, especially in high yield12, Treasury Inflation-Protected Securities, emerging market and investment-grade13 corporate credits were large positive contributors to performance. Sector allocation was a large positive contributor to the Fund’s fixed-income performance in 2021 due primarily to the allocations to bank loans, high yield, trade finance and an overweight allocation to investment-grade corporates. The fixed-income portfolio’s yield curve steepening bias was a negative contributor to performance.
1
 Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500 Index.
2
 Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.
3
 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
4
 The Bloomberg US Treasury Index measures U.S dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.*
5
 The Bloomberg US Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Bloomberg US Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis.*
6
 The Bloomberg Emerging Markets USD Aggregate Index tracks total returns for external-currency-denominated debt instruments of the emerging markets.*
7
 The Bloomberg US Corporate Investment Grade Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers.*
8
 The Bloomberg MBS Index covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).*
9
 There are no guarantees that dividend-paying stocks will continue to pay dividends. In addition, dividend-paying stocks may not experience the same capital appreciation potential as non-dividend-paying stocks. High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
10 The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional instruments.
11 Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
12 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
13 Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
*
 The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Managed Volatility Fund II (the “Fund”) from December 31, 2011 to December 31, 2021, compared to the Standard & Poor’s 500 Index (S&P 500),2,3 the Russell 1000® Value Index (R1000V),3,4 both broad-based securities market indexes, and a blend of indexes comprised of 40% R1000V/60% Bloomberg US Aggregate Bond Index (BAB) (“Blended Index”).3,4 The Average Annual Total Return table below shows returns averaged over the stated periods.
GROWTH of a $10,000 Investment
Growth of $10,000 as of December 31, 2021

*
 The performance of the Primary Shares and Service Shares is substantially similar for the time period shown and, therefore, only one line appears in the graph.
Average Annual Total Returns for the Period Ended 12/31/2021
	1 Year	5 Years	10 Years
Primary Shares	18.51%	9.22%	8.31%
Service Shares[5]	18.25%	9.05%	8.23%
S&P 500	28.71%	18.48%	16.55%
R1000V	25.16%	11.17%	12.96%
Blended Index	8.65%	6.92%	7.09%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, R1000V and the Blended Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2
 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
3
 The S&P 500, R1000V and the Blended Index are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4
 The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The R1000V is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The R1000V is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The Bloomberg US Aggregate Bond Index measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities. Effective August 24, 2021, the name of the index changed from “Bloomberg Barclays US Aggregate Bond Index” to “Bloomberg US Aggregate Bond Index.”
5
 The Fund’s Service (S) Class commenced operations on April 26, 2018. For the periods prior to the commencement of operations of the Fund’s S class, the performance information shown is for the Fund’s Primary (P) class. The performance of the P class has not been adjusted to reflect the expenses applicable to the S class. The total returns of the S class would have been substantially similar to the annual returns for the P class over the same period because the classes are invested in the same portfolio of securities and would differ only to the extent the classes do not have the same expenses. The expenses of the S class are higher than those of the P class; accordingly, the performance of the S class is anticipated to be lower than the performance of the P class.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At December 31, 2021, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Fixed-Income Securities	40.9%
Domestic Equity Securities	36.6%
International Equity Securities	2.4%
Other[2]	0.1%
Federated Hermes High Income Bond Fund II, Class P	3.2%
Bank Loan Core Fund	2.1%
Emerging Markets Core Fund	1.6%
Project and Trade Finance Core Fund	1.5%
Federated Hermes Short-Intermediate Government Fund, Institutional Shares[3]	0.0%
Cash Equivalents[4]	15.1%
Derivative Contracts[5]	0.5%
Other Assets and Liabilities—Net[6]	(4.0)%
TOTAL	100%
At December 31, 2021, the Fund’s sector composition7 of the Fund’s equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	20.4%
Health Care	18.2%
Industrials	11.2%
Information Technology	10.6%
Consumer Staples	7.3%
Communication Services	7.1%
Consumer Discretionary	6.3%
Utilities	5.1%
Real Estate	5.0%
Energy	5.0%
Materials	3.8%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the
Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.

2	Other Security Type consists of purchased put options.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
7
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS)
except that the Co-Advisers assign a classification to securities not classified by the GICS and to securities for which the Co-Advisers do not have access to the classification made by the GICS.

Annual Shareholder Report

Portfolio of Investments
December 31, 2021
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—39.0%
		Communication Services—2.8%
1,241		Activision Blizzard, Inc.	$82,564
302	[1]	Alphabet, Inc., Class A	874,906
204	[1]	Alphabet, Inc., Class C	590,292
7,346	[1]	Altice USA, Inc.	118,858
21,490		AT&T, Inc.	528,654
10,986		Comcast Corp., Class A	552,925
1,588		Electronic Arts, Inc.	209,457
12,242		Interpublic Group of Cos., Inc.	458,463
30,170		Lumen Technologies, Inc.	378,634
21,023		Sirius XM Radio, Inc.	133,496
1,932	[1]	Twitter, Inc.	83,501
18,064		Verizon Communications, Inc.	938,606
7,487		Walt Disney Co.	1,159,661
		TOTAL	6,110,017
		Consumer Discretionary—2.5%
2,497	[1]	Aptiv PLC	411,880
80	[1]	AutoZone, Inc.	167,711
660		Bath & Body Works, Inc.	46,061
221	[1]	Bright Horizons Family Solutions, Inc.	27,819
1,784		Columbia Sportswear Co.	173,833
60	[1]	Deckers Outdoor Corp.	21,979
807		Domino’s Pizza, Inc.	455,414
568	[1]	DoorDash, Inc.	84,575
23,544		Ford Motor Co.	489,009
1,483		Genuine Parts Co.	207,917
3,410		Kohl’s Corp.	168,420
2,218		LKQ Corp.	133,147
2,556		McDonald’s Corp.	685,187
486	[1]	Mohawk Industries, Inc.	88,539
284	[1]	O’Reilly Automotive, Inc.	200,569
336	[1]	QuantumScape Corp.	7,456
47,000	[1]	Solo Brands, Inc.	734,610
9,357		Tapestry, Inc.	379,894
1,631		Target Corp.	377,479
2,785		Toll Brothers, Inc.	201,606
1,070		Travel + Leisure Co.	59,139
2,259		Yum! Brands, Inc.	313,685
		TOTAL	5,435,929
		Consumer Staples—2.9%
7,481		Altria Group, Inc.	354,525
3,945		Archer-Daniels-Midland Co.	266,643
293		Clorox Co.	51,087
106		Costco Wholesale Corp.	60,176
1,297	[1]	Coty, Inc. - CL A	13,618
1,955		Hershey Foods Corp.	378,234
7,818		Kroger Co.	353,843
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
5,845		Mondelez International, Inc.	$387,582
2,288		PepsiCo, Inc.	397,448
5,215		Philip Morris International, Inc.	495,425
11,874		Procter & Gamble Co.	1,942,349
9,598		The Coca-Cola Co.	568,298
1,668		Tyson Foods, Inc., Class A	145,383
687		Walgreens Boots Alliance, Inc.	35,834
5,792		WalMart Inc.	838,044
		TOTAL	6,288,489
		Energy—1.9%
1,415		Antero Midstream Corp.	13,697
8,585		APA Corp.	230,851
4,250		Chevron Corp.	498,738
2,263		ConocoPhillips	163,343
7,504		Coterra Energy, Inc., Class A	142,576
3,174		Diamondback Energy, Inc.	342,316
1,881		DT Midstream, Inc.	90,250
15,822		Exxon Mobil Corp.	968,148
2,704		Hess Corp.	200,177
17,367		Kinder Morgan, Inc.	275,441
30,019		Marathon Oil Corp.	492,912
9,317		Occidental Petroleum Corp.	270,100
2,169		ONEOK, Inc.	127,450
3,439		Schlumberger Ltd.	102,998
6,356		Targa Resources, Inc.	332,038
		TOTAL	4,251,035
		Financials—7.9%
751		Affiliated Managers Group	123,547
24,894		AGNC Investment Corp.	374,406
2,367		Allstate Corp.	278,478
1,045		Ally Financial, Inc.	49,752
1,137		American Financial Group, Inc.	156,133
932		Ameriprise Financial, Inc.	281,147
8,610		Annaly Capital Management, Inc.	67,330
1,394	[1]	Arch Capital Group Ltd.	61,963
21,571		Bank of America Corp.	959,694
6,584	[1]	Berkshire Hathaway, Inc., Class B	1,968,616
412		BlackRock, Inc.	377,211
919	[1]	Brighthouse Financial, Inc.	47,604
536		Capital One Financial Corp.	77,768
1,043		Charles Schwab Corp.	87,716
3,844		Chubb Ltd.	743,084
14,812		Citigroup, Inc.	894,497
1,410		CME Group, Inc.	322,129
11,322		Equitable Holdings, Inc.	371,248
2,572		First Horizon Corp.	42,001
1,632		Goldman Sachs Group, Inc.	624,322
759		Intercontinental Exchange, Inc.	103,808
2,937		Janus Henderson Group PLC	123,178
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
10,669		Jefferies Financial Group, Inc.	$413,957
14,362		JPMorgan Chase & Co.	2,274,223
10,047		KeyCorp	232,387
2,697		Loews Corp.	155,779
9,611		MetLife, Inc.	600,591
8,219		MGIC Investment Corp.	118,518
1,409		Morgan Stanley	138,307
1,700		Northern Trust Corp.	203,337
5,936		OneMain Holdings, Inc.	297,037
5,470		Popular, Inc.	448,759
1,429		Progressive Corp., OH	146,687
3,447		Prudential Financial, Inc.	373,103
22,635		Regions Financial Corp.	493,443
274		Santander Consumer USA Holdings, Inc.	11,513
23,384		SLM Corp.	459,963
4,189		State Street Corp.	389,577
206	[1]	SVB Financial Group	139,717
4,867		The Hartford Financial Services Group, Inc.	336,018
2,178		The Travelers Cos., Inc.	340,704
11,743		Truist Financial Corp.	687,553
3,069		U.S. Bancorp	172,386
6,760		VOYA Financial, Inc.	448,256
8,202		Wells Fargo & Co.	393,532
448		Zions Bancorporation, N.A.	28,296
		TOTAL	17,439,275
		Health Care—7.1%
5,156		Abbott Laboratories	725,656
1,258		Agilent Technologies, Inc.	200,840
86	[1]	Agilon Health, Inc.	2,322
1,817		AmerisourceBergen Corp.	241,461
1,895		Anthem, Inc.	878,408
1,682		Becton Dickinson & Co.	422,989
621	[1]	Biogen, Inc.	148,990
916	[1]	Boston Scientific Corp.	38,912
15,516		Bristol-Myers Squibb Co.	967,423
1,726	[1]	Centene Corp.	142,223
2,759		Cerner Corp.	256,228
20,000	[1]	Convey Health Solutions Holdings, Inc.	167,200
2,890		CVS Health Corp.	298,133
2,321		Danaher Corp.	763,632
321		Dentsply Sirona, Inc.	17,909
18,000	[1]	Dialogue Health Technologies, Inc.	103,735
10,295		Gilead Sciences, Inc.	747,520
6,300	[1]	Hologic, Inc.	482,328
4,253	[1]	Ionis Pharmaceuticals, Inc.	129,419
906	[1]	IQVIA Holdings, Inc.	255,619
11,031		Johnson & Johnson	1,887,073
1,425	[1]	Laboratory Corp. of America Holdings	447,749
2,304		McKesson Corp.	572,705
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
2,241		Medtronic PLC	$231,832
9,925		Merck & Co., Inc.	760,652
18,000	[1]	Minerva Surgical, Inc.	92,520
700	[1]	Mirati Therapeutics, Inc.	102,683
1,541	[1]	Molina Healthcare, Inc.	490,161
1,689		Organon & Co.	51,430
15,411		Pfizer, Inc.	910,020
1,239		Quest Diagnostics, Inc.	214,359
378	[1]	Quidel Corp.	51,026
8,154	[1]	SAGE Therapeutics, Inc.	346,871
287	[1]	Tandem Diabetes Care, Inc.	43,199
995		Thermo Fisher Scientific, Inc.	663,904
2,638		UnitedHealth Group, Inc.	1,324,645
1,567	[1]	Vertex Pharmaceuticals, Inc.	344,113
103	[1]	Waters Corp.	38,378
		TOTAL	15,564,267
		Industrials—4.3%
2,890		3M Co.	513,351
347		Acuity Brands, Inc.	73,467
8,651		ADT, Inc.	72,755
3,006		AECOM	232,514
651	[1]	Alaska Air Group, Inc.	33,917
211	[1]	AMERCO	153,235
530	[1]	Boeing Co.	106,700
1,860		Caterpillar, Inc.	384,536
712	[1]	Clean Harbors, Inc.	71,036
3,482		CSX Corp.	130,923
124		Curtiss Wright Corp.	17,195
2,975	[1]	Dun & Bradstreet Holdings, Inc.	60,958
1,383		Eaton Corp. PLC	239,010
471		Emerson Electric Co.	43,789
225		Equifax, Inc.	65,878
602		FedEx Corp.	155,701
2,992		General Dynamics Corp.	623,742
859		General Electric Co.	81,150
449		HEICO Corp., Class A	57,705
3,852		Honeywell International, Inc.	803,181
347		Huntington Ingalls Industries, Inc.	64,799
1,765		Ingersoll-Rand, Inc.	109,201
1,391		Jacobs Engineering Group, Inc.	193,669
6,139	[1]	Jet Blue Airways Corp.	87,419
7,150		Johnson Controls International PLC	581,366
2,515		L3Harris Technologies Inc.	536,299
1,281		Manpower, Inc.	124,680
1,026	[1]	Mastec, Inc.	94,679
2,401		Norfolk Southern Corp.	714,802
503		Northrop Grumman Corp.	194,696
3,850		OshKosh Truck Corp.	433,933
322		Otis Worldwide Corp.	28,037
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
769		Parker-Hannifin Corp.	$244,634
2,772		Pentair PLC	202,439
78		Quanta Services, Inc.	8,943
1,412		Raytheon Technologies Corp.	121,517
3,260		Ryder System, Inc.	268,722
1,126		Textron Inc.	86,927
2,270		Toro Co.	226,796
2,530		Trane Technologies PLC	511,136
629	[1]	United Rentals, Inc.	209,010
1,174	[1]	Virgin Galactic Holdings, Inc.	15,708
2,991		Waste Management, Inc.	499,198
772		Xylem, Inc.	92,578
		TOTAL	9,571,931
		Information Technology—4.1%
1,527		Accenture PLC	633,018
4,368	[1]	Cirrus Logic, Inc.	401,943
11,555		Cisco Systems, Inc.	732,240
123		Citrix Systems, Inc.	11,635
2,884		Cognizant Technology Solutions Corp.	255,868
8,068	[1]	Dell Technologies, Inc.	453,180
2,797		Fidelity National Information Services, Inc.	305,292
2,929	[1]	Fiserv, Inc.	304,001
32,804		Hewlett Packard Enterprise Co.	517,319
5,425		HP, Inc.	204,360
36,000	[1]	IBEX Ltd.	464,040
3,916		IBM Corp.	523,413
22,788		Intel Corp.	1,173,582
973		Juniper Networks, Inc.	34,746
26,500	[1]	LifeSpeak, Inc.	133,029
1,558	[1]	Lumentum Holdings, Inc.	164,790
820	[1]	Manhattan Associates, Inc.	127,502
4,161		McAfee Corp.	107,312
3,710		Micron Technology, Inc.	345,586
6,244		NortonLifeLock, Inc.	162,219
1,685		NXP Semiconductors NV	383,809
2,875	[1]	ON Semiconductor Corp.	195,270
3,818		Oracle Corp.	332,968
4,144	[1]	Pure Storage, Inc.	134,887
2,222	[1]	Salesforce.com, Inc.	564,677
121	[1]	Snowflake, Inc.	40,989
6,554	[1]	StoneCo Ltd.	110,500
1,950	[1]	VMware, Inc., Class A	225,966
1,052	[1]	Western Digital Corp.	68,601
		TOTAL	9,112,742
		Materials—1.5%
144		Air Products & Chemicals, Inc.	43,814
2,109		Avery Dennison Corp.	456,746
6,665	[1]	Axalta Coating Systems Ltd.	220,745
4,646		CF Industries Holdings, Inc.	328,844
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
655		Corteva, Inc.	$30,968
3,306		DuPont de Nemours, Inc.	267,059
516		Eagle Materials, Inc.	85,893
12,694		Freeport-McMoRan, Inc.	529,721
5,815		Louisiana-Pacific Corp.	455,605
3,456		Newmont Corp.	214,341
3,311		Olin Corp.	190,449
8,842		WestRock Co.	392,231
		TOTAL	3,216,416
		Real Estate—2.0%
5,156	[1]	CBRE Group, Inc.	559,478
4,984		Duke Realty Corp.	327,150
1,991		Extra Space Storage, Inc.	451,419
1,419		First Industrial Realty Trust	93,938
188		Iron Mountain, Inc.	9,838
1,198		Jones Lang LaSalle, Inc.	322,669
5,457		ProLogis, Inc.	918,741
1,280		Public Storage	479,437
169		SBA Communications Corp.	65,744
8,214		UDR, Inc.	492,758
331		Welltower, Inc.	28,390
13,401		Weyerhaeuser Co.	551,853
		TOTAL	4,301,415
		Utilities—2.0%
18,710		AES Corp.	454,653
6		American Water Works Co., Inc.	1,133
4,153		CMS Energy Corp.	270,153
4,200		DTE Energy Co.	502,068
6,913		Duke Energy Corp.	725,174
178		FirstEnergy Corp.	7,403
563		Idacorp, Inc.	63,793
12,501		MDU Resources Group, Inc.	385,531
12,266		NextEra Energy, Inc.	1,145,154
1,495		PPL Corp.	44,940
3,784		Public Service Enterprises Group, Inc.	252,506
6,031		Southern Co.	413,606
1,506		UGI Corp.	69,140
		TOTAL	4,335,254
		TOTAL COMMON STOCKS (IDENTIFIED COST $63,528,937)	85,626,770
		CORPORATE BONDS—17.1%
		Basic Industry - Chemicals—0.1%
$ 75,000		Albemarle Corp., 4.150%, 12/1/2024	80,376
75,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	97,920
100,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	113,429
		TOTAL	291,725
		Basic Industry - Metals & Mining—0.3%
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	199,268
56,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	57,406
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Basic Industry - Metals & Mining—continued
$ 75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	$73,656
40,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	38,615
225,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	232,961
50,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	55,475
25,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	27,424
	TOTAL	684,805
	Capital Goods - Aerospace & Defense—0.6%
250,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	264,971
100,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	101,751
185,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	188,689
75,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	80,071
40,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	41,677
75,000	Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	78,357
75,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	82,119
60,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	63,598
40,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	42,621
150,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	167,333
200,000	Textron Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	214,983
	TOTAL	1,326,170
	Capital Goods - Building Materials—0.2%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	21,278
35,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	36,422
165,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	175,090
40,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	40,894
125,000	Carrier Global Corp., Sr. Unsecd. Note, 3.577%, 4/5/2050	133,268
100,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	120,268
	TOTAL	527,220
	Capital Goods - Construction Machinery—0.3%
200,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	194,957
270,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	294,159
150,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	165,579
	TOTAL	654,695
	Capital Goods - Diversified Manufacturing—0.3%
35,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	35,165
35,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	36,486
250,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	257,255
165,000	Valmont Industries, Inc., 5.250%, 10/1/2054	211,034
55,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	68,146
40,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	41,665
70,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	69,461
	TOTAL	719,212
	Capital Goods - Packaging—0.1%
200,000	Packaging Corp., of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	211,389
	Communications - Cable & Satellite—0.4%
100,000	CCO Safari II LLC, 6.484%, 10/23/2045	136,856
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	47,293
85,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	85,400
225,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	241,882
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 75,000	Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	$81,935
100,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	109,261
100,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	121,484
	TOTAL	824,111
	Communications - Media & Entertainment—0.6%
115,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	104,952
200,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	213,082
60,000	Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	82,091
200,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	236,615
70,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.400%, 3/1/2031	69,887
165,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	170,122
35,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	37,561
75,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2029	83,434
125,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	149,074
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	45,355
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	52,290
	TOTAL	1,244,463
	Communications - Telecom Wireless—0.5%
200,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	207,672
85,000	American Tower Corp., 2.950%, 1/15/2051	80,750
100,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	107,656
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	147,823
40,000	T-Mobile USA, Inc., Sec. Fac. Bond, 4.500%, 4/15/2050	46,884
125,000	T-Mobile USA, Inc., Sr. Sub. Note, 3.000%, 2/15/2041	122,265
125,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	136,841
75,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	81,097
100,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	130,565
	TOTAL	1,061,553
	Communications - Telecom Wirelines—0.6%
100,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	99,579
125,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	128,740
303,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	316,161
250,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	268,015
200,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	248,905
55,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	57,685
100,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	116,270
	TOTAL	1,235,355
	Consumer Cyclical - Automotive—0.6%
150,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.350%, 2/22/2023	154,203
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	150,806
150,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	172,457
75,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	73,868
125,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	125,609
125,000	Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	122,089
200,000	Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	196,698
250,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	244,743
	TOTAL	1,240,473
	Consumer Cyclical - Retailers—0.5%
95,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	92,390
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 125,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	$136,531
200,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	216,948
35,000	AutoNation, Inc., Sr. Unsecd. Note, 2.400%, 8/1/2031	33,796
35,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	40,023
15,000	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	16,008
200,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	242,383
24,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	26,954
40,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	42,653
200,000	Home Depot, Inc., Sr. Unsecd. Note, 3.300%, 4/15/2040	217,259
	TOTAL	1,064,945
	Consumer Cyclical - Services—0.1%
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	147,166
100,000	Expedia Group, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2025	112,898
	TOTAL	260,064
	Consumer Non-Cyclical - Food/Beverage—0.9%
40,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	50,336
300,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	370,609
150,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	164,293
40,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	39,481
175,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	187,977
200,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	239,387
220,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	215,894
175,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	205,371
150,000	Smithfield Foods, Inc., 144A, 2.625%, 9/13/2031	145,293
70,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	69,797
150,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	177,079
	TOTAL	1,865,517
	Consumer Non-Cyclical - Health Care—0.4%
110,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	123,774
29,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	36,600
115,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	109,961
135,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	142,745
40,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	41,373
80,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	81,749
65,000	PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	63,544
80,000	PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	80,765
100,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	105,949
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	10,727
100,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	99,943
	TOTAL	897,130
	Consumer Non-Cyclical - Pharmaceuticals—0.4%
83,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	91,778
65,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	65,415
200,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	209,184
120,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	118,259
125,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	120,485
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	49,554
91,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	85,532
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 200,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	$208,550
	TOTAL	948,757
	Consumer Non-Cyclical - Tobacco—0.3%
150,000	Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	187,586
125,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	131,031
115,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	112,658
105,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	139,101
	TOTAL	570,376
	Energy - Independent—0.2%
130,000	Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/15/2029	145,376
145,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	179,370
150,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	164,422
	TOTAL	489,168
	Energy - Integrated—0.3%
35,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	37,050
175,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	175,831
105,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	111,776
200,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	215,165
	TOTAL	539,822
	Energy - Midstream—0.4%
40,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	44,858
15,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	15,879
160,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	180,138
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	210,414
75,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	99,634
115,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	133,377
165,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	198,162
	TOTAL	882,462
	Energy - Oil Field Services—0.1%
35,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series B, 144A, 3.000%, 11/15/2029	36,165
115,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 144A, 3.900%, 11/15/2049	128,207
	TOTAL	164,372
	Energy - Refining—0.1%
75,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	88,469
75,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	94,764
100,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	99,799
	TOTAL	283,032
	Financial Institution - Banking—2.6%
140,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	148,436
235,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	231,305
150,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	152,384
450,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	480,756
100,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.922%, 10/24/2031	95,856
100,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	106,877
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	204,406
180,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	188,046
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	182,475
275,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	296,824
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	269,622
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 40,000	FNB Corp., (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	$40,349
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.948%, 10/21/2027	99,606
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	479,895
475,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	512,808
120,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	115,701
75,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	76,044
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	643,251
325,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	353,932
40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	37,907
125,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	119,569
250,000	Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	250,202
75,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	78,859
135,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	137,488
450,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	484,117
	TOTAL	5,786,715
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
140,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	138,664
150,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	174,119
125,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	137,230
	TOTAL	450,013
	Financial Institution - Finance Companies—0.1%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	152,238
75,000	Astrazeneca Finance LLC, Sr. Unsecd. Note, 2.250%, 5/28/2031	75,607
	TOTAL	227,845
	Financial Institution - Insurance - Life—0.4%
275,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	292,151
150,000	Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	162,767
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	131,522
100,000	MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	119,140
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	80,364
150,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	186,707
	TOTAL	972,651
	Financial Institution - Insurance - P&C—0.4%
30,000	Chubb INA Holdings, Inc., 3.350%, 5/3/2026	32,195
100,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	94,298
90,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 2.900%, 9/15/2051	88,909
115,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	127,633
200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	346,379
90,000	Travelers Cos., Inc., Sr. Unsecd. Note, 2.550%, 4/27/2050	85,816
	TOTAL	775,230
	Financial Institution - REIT - Apartment—0.4%
250,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	268,738
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	98,901
250,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	270,447
200,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	214,738
	TOTAL	852,824
	Financial Institution - REIT - Healthcare—0.3%
150,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	142,111
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	218,680
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—continued
$ 100,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	$102,029
150,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	164,480
	TOTAL	627,300
	Financial Institution - REIT - Office—0.4%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	122,343
625,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	670,201
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	39,208
	TOTAL	831,752
	Financial Institution - REIT - Other—0.1%
50,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	49,194
120,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	132,259
100,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	106,224
	TOTAL	287,677
	Financial Institution - REIT - Retail—0.1%
250,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	279,294
	Technology—1.3%
150,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	145,852
92,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	100,947
95,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	105,445
26,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	26,183
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	4,999
75,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	78,707
60,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	62,879
100,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	102,648
175,000	Dell International LLC / EMC Corp., 5.850%, 7/15/2025	198,516
100,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	103,440
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	222,373
185,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	199,152
80,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	83,658
120,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	124,700
100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	112,068
45,000	Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	46,274
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	222,660
200,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	213,531
200,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	196,205
100,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	101,251
100,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	111,596
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	33,746
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	39,353
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	34,415
85,000	Vontier Corp., Sr. Unsecd. Note, 144A, 1.800%, 4/1/2026	83,811
	TOTAL	2,754,409
	Technology Services—0.2%
100,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	96,959
60,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	58,296
100,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	100,455
45,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	45,867
80,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	80,515
	TOTAL	382,092
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Transportation - Airlines—0.1%
$ 40,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	$41,903
100,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	114,404
130,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	144,500
	TOTAL	300,807
	Transportation - Railroads—0.2%
75,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	78,825
210,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.500%, 5/1/2050	224,173
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	66,325
100,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	102,021
	TOTAL	471,344
	Transportation - Services—0.3%
65,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	66,524
100,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	112,556
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	78,144
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	79,128
200,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	203,887
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	205,269
	TOTAL	745,508
	Utility - Electric—1.3%
165,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	159,629
100,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	104,515
100,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	99,011
65,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	67,323
200,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	207,293
125,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	133,706
125,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	133,090
125,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	147,610
100,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	133,094
175,000	EverSource Energy, Sr. Unsecd. Note, Series N, 3.800%, 12/1/2023	183,774
100,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	125,865
100,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	114,447
93,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	96,875
190,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	227,517
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	53,819
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	199,029
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	76,733
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	314,719
125,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	123,131
225,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	230,625
	TOTAL	2,931,805
	Utility - Natural Gas—0.4%
225,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	289,785
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	40,238
145,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	162,166
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	143,635
190,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	251,027
	TOTAL	886,851
	TOTAL CORPORATE BONDS (IDENTIFIED COST $35,160,872)	37,550,933
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—12.4%
	Treasury Inflation-Indexed Note—1.1%
$ 622,331	U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2026	$676,599
747,975	U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2031	839,863
690,358	U.S. Treasury Inflation-Protected Notes, 0.125%, 2/15/2051	815,895
11,670	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	15,901
	TOTAL	2,348,258
	U.S. Treasury Bond—1.9%
150,000	United States Treasury Bond, 1.375%, 11/15/2040	136,621
760,000	United States Treasury Bond, 1.625%, 11/15/2050	708,800
500,000	United States Treasury Bond, 2.000%, 8/15/2051	510,235
350,000	United States Treasury Bond, 2.375%, 5/15/2051	387,113
20,000	United States Treasury Bond, 2.750%, 11/15/2047	23,324
1,000	United States Treasury Bond, 3.000%, 11/15/2044	1,194
900,000	United States Treasury Bond, 3.000%, 2/15/2049	1,107,928
1,100,000	United States Treasury Bond, 3.125%, 5/15/2048	1,376,163
	TOTAL	4,251,378
	U.S. Treasury Note—9.4%
1,350,000	United States Treasury Note, 0.125%, 11/30/2022	1,346,973
500,000	United States Treasury Note, 0.125%, 4/30/2023	497,282
1,900,000	United States Treasury Note, 0.125%, 6/30/2023	1,887,053
2,000,000	United States Treasury Note, 0.250%, 9/30/2023	1,985,949
5,700,000	United States Treasury Note, 0.500%, 3/15/2023	5,701,839
330,000	United States Treasury Note, 0.625%, 7/31/2026	320,985
900,000	United States Treasury Note, 0.625%, 8/15/2030	839,387
400,000	United States Treasury Note, 0.875%, 11/15/2030	380,385
2,500,000	United States Treasury Note, 1.500%, 9/15/2022	2,521,316
400,000	United States Treasury Note, 1.625%, 5/15/2031	405,103
900,000	United States Treasury Note, 1.750%, 12/31/2024	920,436
2,400,000	United States Treasury Note, 1.750%, 11/15/2029	2,459,914
900,000	United States Treasury Note, 2.125%, 11/30/2024	929,875
50,000	United States Treasury Note, 2.250%, 11/15/2027	52,509
40,000	United States Treasury Note, 2.875%, 5/31/2025	42,419
300,000	United States Treasury Note, 2.875%, 5/15/2028	326,898
	TOTAL	20,618,323
	TOTAL U.S. TREASURIES (IDENTIFIED COST $26,685,788)	27,217,959
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
	Agency Commercial Mortgage-Backed Securities—0.3%
232,343	Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 3/25/2053	230,506
290,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.721%, 10/25/2048	305,860
	TOTAL	536,366
	Commercial Mortgage—0.3%
85,000	Bank 2017-BN8, Class A4, 3.488%, 11/15/2050	92,058
200,000	Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	194,996
50,000	Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	52,209
200,000	Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	204,146
100,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	105,422
	TOTAL	648,831
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,166,967)	1,185,197
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		FOREIGN GOVERNMENTS/AGENCIES—0.2%
		Sovereign—0.2%
$ 200,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	$204,502
200,000		Mexico, Government of, 3.750%, 1/11/2028	214,718
100,000		Poland, Government of, 4.000%, 1/22/2024	105,724
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $513,250)	524,944
		MORTGAGE-BACKED SECURITIES—0.0%
		Government National Mortgage Association—0.0%
4,251		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	4,765
2,625		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	2,974
7,372		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	8,331
8,436		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	9,567
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $22,668)	25,637
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
2,290	[2]	Federal National Mortgage Association ARM, 1.960%, 9/1/2037 (IDENTIFIED COST $2,306)	2,409
		PURCHASED PUT OPTION—0.1%
1,100	[1]	SPDR S&P 500 ETF Trust, Notional Amount $52,245,600, Exercise Price $450 Expiration Date 1/21/2022 (IDENTIFIED COST $235,374)	136,950
		INVESTMENT COMPANIES—20.0%
481,108		Bank Loan Core Fund	4,642,689
368,331		Emerging Markets Core Fund	3,587,549
1,088,958		Federated Hermes High Income Bond Fund II, Class P	6,958,443
1,062		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	11,649
2,599,860		Mortgage Core Fund	25,374,632
389,433		Project and Trade Finance Core Fund	3,423,115
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $41,612,891)	43,998,077
		REPURCHASE AGREEMENT—10.6%
$23,352,000		Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 12/31/2021 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,004,583 on 1/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2052 and the market value of those underlying securities was $1,020,000,000. (IDENTIFIED COST $23,352,000)	23,352,000
		TOTAL INVESTMENT IN SECURITIES—100% (IDENTIFIED COST $192,281,053)[3]	219,620,876
		OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	10,311
		TOTAL NET ASSETS—100%	$219,631,187
At December 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
1S&P 500 E-Mini Long Futures	405	$96,359,625	March 2022	$1,346,762
[1]United States Treasury Notes 10-Year Long Futures	20	$2,928,750	March 2022	$33,692
[1]United States Treasury Notes 5-Year Long Futures	40	$4,839,062	March 2022	$(5,479)
Short Futures:
[1]United States Treasury Notes 10-Year Short Futures	255	$33,269,531	March 2022	$(245,613)
[1]United States Treasury Ultra Bond Short Futures	8	$1,577,000	March 2022	$(17,332)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,112,030
Annual Shareholder Report

At December 31, 2021, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Put Option:
J.P. Morgan	SPDR S&P 500 ETF Trust	1,100	$52,245,600	January 2022	$430.00	$(59,400)
(Premium Received $101,226)						$(59,400)
Net Unrealized Appreciation/Depreciation on Futures Contracts and the value of Written Options Contracts is included in “Other Assets and Liabilities—Net.”
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended December 31, 2021, were as follows:
	Value as of 12/31/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 12/31/2021	Shares Held as of 12/31/2021	Dividend Income
Affiliated issuers no longer in the portfolio at period end	$440,720	$119,835	$(375,176)	$(188,150)	$2,771	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$440,720	$119,835	$(375,176)	$(188,150)	$2,771	$—	—	$—
Affiliated fund holdings are investment companies which are managed by Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended December 31, 2021, were as follows:
Affiliates	Value as of 12/31/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 12/31/2021	Shares Held as of 12/31/2021	Dividend Income
Bank Loan Core Fund	$10,204,299	$3,335,954	$(9,000,000)	$286,307	$(183,871)	$4,642,689	481,108	$335,954
Emerging Markets Core Fund	$13,049,717	$458,639	$(9,500,000)	$(876,978)	$456,171	$3,587,549	368,331	$458,648
Federated Hermes High Income Bond Fund II, Class P	$22,114,880	$1,094,705	$(16,000,000)	$(633,756)	$382,614	$6,958,443	1,088,958	$1,094,704
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	$11,925	$136	$—	$(412)	$—	$11,649	1,062	$114
Mortgage Core Fund	$74,360,167	$6,613,242	$(53,900,000)	$(3,231,484)	$1,532,707	$25,374,632	2,599,860	$1,113,243
Project and Trade Finance Core Fund	$10,223,086	$184,282	$(7,000,000)	$173,582	$(157,835)	$3,423,115	389,433	$184,283
TOTAL OF AFFILIATED TRANSACTIONS	$129,964,074	$11,686,958	$(95,400,000)	$(4,282,741)	$2,029,786	$43,998,077	4,928,752	$3,186,946

1	Non-income-producing security.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	The cost of investments for federal tax purposes amounts to $195,510,073.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$80,369,008	$—	$—	$80,369,008
International	5,257,762	—	—	5,257,762
Debt Securities:
Corporate Bonds	—	37,550,933	—	37,550,933
U.S. Treasuries	—	27,217,959	—	27,217,959
Commercial Mortgage-Backed Securities	—	1,185,197	—	1,185,197
Foreign Governments/Agencies	—	524,944	—	524,944
Mortgage-Backed Securities	—	25,637	—	25,637
Adjustable Rate Mortgage	—	2,409	—	2,409
Purchased Put Option	136,950	—	—	136,950
Investment Companies[1]	40,574,962	—	—	43,998,077
Repurchase Agreement	—	23,352,000	—	23,352,000
TOTAL SECURITIES	$126,338,682	$89,859,079	$—	$219,620,876
Other Financial Instruments:
Assets
Futures Contracts	$1,380,454	$—	$—	$1,380,454
Written Option Contracts	(59,400)	—	—	(59,400)
Liabilities
Futures Contracts	(268,424)	—	—	(268,424)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,052,630	$—	$—	$1,052,630

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,423,115 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.09	$11.30	$9.60	$10.80	$9.52
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.19	0.24	0.23	0.29
Net realized and unrealized gain (loss)	1.83	(0.13)	1.68	(1.13)	1.39
Total From Investment Operations	2.02	0.06	1.92	(0.90)	1.68
Less Distributions:
Distributions from net investment income	(0.21)	(0.27)	(0.22)	(0.30)	(0.40)
Net Asset Value, End of Period	$12.90	$11.09	$11.30	$9.60	$10.80
Total Return[2]	18.51%	0.93%	20.23%	(8.49)%	18.11%
Ratios to Average Net Assets:
Net expenses[3]	0.93%	0.92%	0.91%	0.89%	0.83%
Net investment income	1.58%	1.82%	2.28%	2.26%	2.91%
Expense waiver/reimbursement[4]	0.02%	0.01%	0.02%	0.03%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$217,682	$586,281	$651,498	$632,957	$621,804
Portfolio turnover[5]	60%	61%	47%	96%	71%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,			Period Ended 12/31/2018[1]
	2021	2020	2019
Net Asset Value, Beginning of Period	$11.09	$11.27	$9.59	$10.08
Income From Investment Operations:
Net investment income (loss)[2]	0.16	0.16	0.21	0.13
Net realized and unrealized gain (loss)	1.84	(0.12)	1.68	(0.62)
Total From Investment Operations	2.00	0.04	1.89	(0.49)
Less Distributions:
Distributions from net investment income	(0.19)	(0.22)	(0.21)	—
Net Asset Value, End of Period	$12.90	$11.09	$11.27	$9.59
Total Return[3]	18.25%	0.71%	19.92%	(4.86)%
Ratios to Average Net Assets:
Net expenses[4]	1.16%	1.17%	1.16%	1.15%[5]
Net investment income	1.38%	1.57%	2.03%	1.91%[5]
Expense waiver/reimbursement[6]	0.02%	0.01%	0.02%	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,949	$39,680	$44,161	$44,037
Portfolio turnover[7]	60%	61%	47%	96%[8]

1	Reflects operations for the period from April 26, 2018 (commencement of operations) to December 31, 2018.
2	Per share numbers have been calculated using the average shares method.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2018.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2021

Assets:
Investment in repurchase agreements	$23,352,000
Investment in securities	196,268,876
Investment in securities, at value including $43,998,077 of investment in affiliated holdings* (identified cost $192,281,053)	219,620,876
Cash	325
Due from broker (Note 2)	2,000
Income receivable	475,763
Income receivable from affiliated holdings	110,783
Receivable for shares sold	31,898
Total Assets	220,241,645
Liabilities:
Payable for investments purchased	139,422
Payable for shares redeemed	28,348
Written options outstanding (premium received $101,226), at value	59,400
Payable for variation margin on futures contracts	298,722
Payable for investment adviser fee (Note 5)	4,412
Payable for administrative fee (Note 5)	813
Payable for auditing fees	27,656
Payable for portfolio accounting fees	32,985
Payable for distribution services fee (Note 5)	405
Accrued expenses (Note 5)	18,295
Total Liabilities	610,458
Net assets for 17,021,656 shares outstanding	$219,631,187
Net Assets Consist of:
Paid-in capital	$158,764,221
Total distributable earnings (loss)	60,866,966
Total Net Assets	$219,631,187
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$217,682,095 ÷ 16,870,537 shares outstanding, no par value, unlimited shares authorized	$12.90
Service Shares:
$1,949,092 ÷ 151,119 shares outstanding, no par value, unlimited shares authorized	$12.90

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended December 31, 2021

Investment Income:
Dividends (including $3,186,946 received from affiliated holdings* and net of foreign taxes withheld of $2,545)	$6,389,586
Interest	4,080,393
TOTAL INCOME	10,469,979
Expenses:
Investment adviser fee (Note 5)	3,132,053
Administrative fee (Note 5)	464,464
Custodian fees	42,061
Transfer agent fees	31,688
Directors’/Trustees’ fees (Note 5)	3,879
Auditing fees	34,570
Legal fees	14,763
Portfolio accounting fees	156,025
Distribution services fee (Note 5)	50,713
Printing and postage	33,328
Miscellaneous (Note 5)	32,681
TOTAL EXPENSES	3,996,225
Reimbursement of investment adviser fee (Note 5)	(80,840)
Net expenses	3,915,385
Net investment income	6,554,594
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts and Written Options:
Net realized gain on investments (including net realized gain of $2,032,557 on sales of investments in affiliated companies and holdings*)	101,684,669
Net realized loss on foreign currency transactions	(11,221)
Net realized loss on foreign exchange contracts	(3,287)
Net realized gain on futures contracts	25,149,749
Net realized gain on written options	733,072
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(4,470,891) of investments in affiliated companies and holdings*)	(55,021,262)
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(75)
Net change in unrealized appreciation of futures contracts	(1,797,024)
Net change in unrealized appreciation of written options	41,826
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts and written options	70,776,447
Change in net assets resulting from operations	$77,331,041

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended December 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,554,594	$11,152,803
Net realized gain (loss)	127,552,982	(23,999,039)
Net change in unrealized appreciation/depreciation	(56,776,535)	14,979,672
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	77,331,041	2,133,436
Distributions to Shareholders:
Primary Shares	(10,815,186)	(14,937,718)
Service Shares	(645,526)	(827,265)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,460,712)	(15,764,983)
Share Transactions:
Proceeds from sale of shares	8,889,313	29,845,467
Net asset value of shares issued to shareholders in payment of distributions declared	11,460,710	15,764,983
Cost of shares redeemed	(492,550,413)	(101,676,772)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(472,200,390)	(56,066,322)
Change in net assets	(406,330,061)	(69,697,869)
Net Assets:
Beginning of period	625,961,248	695,659,117
End of period	$219,631,187	$625,961,248
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
December 31, 2021
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation. The Co-Advisers each are registered as a “commodity pool operator” with respect to operation of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers’ affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursement of $80,840 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $140,480,729 and $24,611,572, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At December 31, 2021, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $55. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $434,927 and $127,850, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $235,422 and $23,583, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$234,732*
Equity contracts		—	Payable for variation margin on futures contracts	(1,346,762)*
Equity contracts		—	Written options outstanding, at value	59,400
Equity contracts	Purchased options, within Investment in securities at value	136,950		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$136,950		$(1,052,630)

*
Includes net cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$50,995	$—	$—	$—	$50,995
Equity contracts	25,098,754	—	(907,803)	733,072	24,924,023
Foreign exchange contracts	—	(3,287)	—	—	(3,287)
TOTAL	$25,149,749	$(3,287)	$(907,803)	$733,072	$24,971,731

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$(190,073)	$—	$—	$(190,073)
Equity contracts	(1,606,951)	(98,424)	41,826	(1,663,549)
TOTAL	$(1,797,024)	$(98,424)	$41,826	$(1,853,622)

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2021		Year Ended 12/31/2020
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	703,724	$8,356,386	2,708,594	$27,733,700
Shares issued to shareholders in payment of distributions declared	954,562	10,815,186	1,577,373	14,937,718
Shares redeemed	(37,675,286)	(450,315,015)	(9,062,173)	(95,024,537)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(36,017,000)	$(431,143,443)	(4,776,206)	$(52,353,119)
	Year Ended 12/31/2021		Year Ended 12/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	43,013	$532,927	209,920	$2,111,767
Shares issued to shareholders in payment of distributions declared	56,874	645,524	87,172	827,265
Shares redeemed	(3,527,411)	(42,235,398)	(635,596)	(6,652,235)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,427,524)	$(41,056,947)	(338,504)	$(3,713,203)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(39,444,524)	$(472,200,390)	(5,114,710)	$(56,066,322)
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from litigation settlement and equalization payment.
For the year ended December 31, 2021, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$42,940,052	$(42,940,052)
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$11,460,712	$15,764,983
As of December 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$20,666,027
Net unrealized appreciation	$23,812,449
Undistributed long-term capital gains	$27,542,249
Capital loss carryforwards	$(11,153,759)

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for non-taxable dividends, discount accretion/premium amortization on debt securities, the deferral of losses on wash sales, straddle loss deferrals and mark-to-market of futures contracts.
At December 31, 2021, the cost of investments for federal tax purposes was $195,510,073. The net unrealized appreciation of investments for federal tax purposes was $23,812,449. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,771,301 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,958,852. The amounts presented are inclusive of derivative contracts.
As of December 31, 2021, the Fund had a capital loss carryforward of $11,153,759 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Annual Shareholder Report

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,179,695	$9,974,064	$11,153,759
The Fund used capital loss carryforwards of $38,076,471 to offset capital gains realized during the year ended December 31, 2021.
At December 31, 2021, for federal income tax purposes, the Fund had $340,180 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields.
The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended December 31, 2021, the Co-Advisers reimbursed $80,840.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to commodities Futures Trading Commission Rule 4.5. For the year ended December 31, 2021, the annualized fee paid to FAS was 0.111% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the year ended December 31, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$50,713
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2021, FSC retained $784 of fees paid by the Fund.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FAS and FSC) on their own initiative agreed to waive certain amounts of their respective fees and/or reimburse expenses up to but not including June 1, 2021 so that total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) would not exceed 0.95% and 1.20%, respectively.
Interfund Transactions
During the year ended December 31, 2021, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $76,440. Net realized gain recognized on these transactions was $22,284.
Annual Shareholder Report

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2021, were as follows:
Purchases	$186,862,395
Sales	$607,833,445
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2021, the Fund had no outstanding loans. During the year ended December 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2021, there were no outstanding loans. During the year ended December 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
Of the ordinary income distributions made by the Fund during the year ended December 31, 2021, 52.38% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of THE Federated Hermes Insurance Series and THE Shareholders of Federated Hermes Managed Volatility Fund II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Managed Volatility Fund II (the “Fund”), a portfolio of Federated Hermes Insurance Series, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 15, 2022
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,071.40	$5.12
Service Shares	$1,000	$1,070.50	$6.42
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.27	$4.99
Service Shares	$1,000	$1,019.00	$6.26

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.98%
Service Shares	1.23%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised six portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial
Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated
Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania,
Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities
Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and
Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company,
Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD;
Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
 Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Lead Director, Member of the Audit and
Nominating and Corporate Governance Committees, Haverty Furniture Companies, Inc.; formerly, Director, Member of
Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; and
Director, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of
Naples, Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Senior Vice President for Legal
Affairs, General Counsel and Secretary to the Board of Directors, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary to the Board of Directors and
Assistant General Counsel and Director of Risk Management, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 President Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated
Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company;
Director, Federated Hermes, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology,
Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial
Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Managed Volatility Fund II (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (the “Adviser”), under which they will serve as co-advisers to the Fund (the “Co-Advisers”), for an additional one-year term (the “Contract”). The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Co-Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Co-Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Co-Advisers in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares, without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers in addition to considering the allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of the Co-Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Co-Advisers and their affiliates. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate in the implementation of the Fund’s strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. The Board considered the Co-Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Co-Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Co-Advisers are executing the Fund’s investment program.
Annual Shareholder Report

In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Co-Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Co-Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Co-Advisers’ regulatory and compliance environment. The Board considered the Co-Advisers’ compliance program, compliance history, and reports from the CCO about the Co-Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Co-Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Co-Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent, and quality of the Co-Advisers’ investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Co-Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings . These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Co-Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the periods ended December 31, 2020, the Fund’s performance for the five-year period was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year and three-year periods. The Board discussed the Fund’s performance with the Co-Advisers and recognized the efforts being taken by the Co-Advisers in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Annual Shareholder Report

Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Co-Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Fund to remain competitive in the marketplace, the Co-Advisers and their affiliates frequently waived
Annual Shareholder Report

fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board considered that the Contract provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The Board further considered that the Contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, as well as in connection with its May Meetings, the Board considered the fee allocation and the Co-Advisers’ analysis as to whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Co-Advisers and their affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Managed Volatility Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Managed Volatility Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
CUSIP 313916744
G00845-01 (2/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
December 31, 2021

Share Class	Primary	Service

Federated Hermes Quality Bond Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2021 through December 31, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Quality Bond Fund II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2021, was -1.40% for the Primary Shares and -1.66% for the Service Shares. The total return of the Fund’s broad-based benchmark, the Bloomberg US Intermediate Credit Index (BICI),1 was -1.03% during the same period. The -1.40% total return of the Fund’s Primary Shares consisted of 2.48% of taxable dividends and -3.88% of depreciation in the net asset value of shares. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses, which were not reflected in the total return of the BICI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BICI were: (a) individual security selection, (b) the selection of various industries and sectors of the corporate bond market2 and (c) overall interest rate sensitivity of the portfolio, as measured by the effective duration3 of the Fund.
The following discussion will focus on the performance of the Fund’s Primary Shares relative to the BICI.
market overview
The reporting period opened with much good news–vaccinations ramped up quickly, a new round of nearly $900 billion in Covid-19 relief funds were distributed and a third, larger $1.9 trillion package of Covid-19-related fiscal stimulus was passed and signed into law in March. On the macro front, consumer spending accelerated, as did job and income growth, and manufacturing and services activity. Inflation also began to climb, in part on increases from the prior year’s sharp deceleration during the depths of the recession, on wage increases and on global supply chain issues as businesses struggled to keep up with demand. This prompted concerns over whether the higher inflation would prove transitory, as the Federal Reserve (the “Fed”) suggested, or be more permanent.
With the pandemic recovery on more solid footing, the second half of the reporting period saw the market’s focus on the transitory inflation argument intensify as key inflation metrics continued to climb. Questions began to arise about when the Fed might start to taper its monthly quantitative-easing purchases of Treasury and mortgage-backed securities and raise policy rates. The debate and uncertainty wreaked havoc on the yield curve, which bear-flattened with a “twist”–yields in the short end rose as they started pricing in potential rate hikes, while yields in the long end declined on expectations the Fed may turn more aggressive to ensure inflation does not get out of control. In the final calendar quarter of the reporting period, the Fed dropped its view that inflationary pressures are transitory and indicated that, in addition to ending its bond-buying program sooner, it would likely move to begin raising its federal funds target rate earlier, and faster, than it had previously thought. The market was now facing multiple rate hikes in each of the coming years. As the reporting period came to a close, consumer confidence remained well below pre-pandemic levels and was weighed down by virus uncertainty and inflation concerns. The emergence of the most recent Omicron variant temporarily shook the markets in mid-November, but they recovered during December.
In a year of heightened volatility, the 10-year U.S. Treasury yield that started the reporting period at 0.91% peaked at 1.74% in March, then closed the period at 1.51%. Similarly, the option-adjusted spread (OAS) of the BICI started the period at 62 basis points, dipped to 52 basis points in June and again in September, then spiked to 69 basis points and closed the period almost back where it started at 61 basis points. While the movements in rates were significant, it is worth noting the peaks and valleys were somewhat subdued relative to the 2020 pandemic year that saw the economy effectively shut down that spring–a sign, perhaps, that markets are beginning to believe the economy is moving beyond the pandemic even as new variants arise.
security and SECTOR/INDUSTRY selection
During the reporting period, individual security selection was a large driver of positive performance relative to the BICI. Security selection was particularly strong in the Energy, Consumer Non-Cyclical, Insurance and Capital Goods sectors. Transportation, REITs and Basic Industries were detractors with weaker selection. Specific credits that contributed the most to Fund performance included: Occidental Petroleum, Inter-American Development Bank, Textron and HSBC Holdings. Specific credits that most negatively affected Fund performance included General Electric, Wells Fargo, Roper Technologies and Charter Communications.
The decision to overweight or underweight positions to specific corporate sectors and/or ratings quality was the third largest driver of Fund performance relative to the BICI. Overweights to Transportation, Capital Goods and Energy, which outperformed the BICI, and an underweight to Supranationals, which underperformed the BICI, added to Fund performance. An overweight to Consumer Non-Cyclicals, which underperformed the BICI, and an underweight to Insurance, which outperformed the BICI, were detractors to performance.
Annual Shareholder Report
1

Duration, YIELD CURVE and DeRIVATIVEs MANAGEMENT
Duration was a large positive driver on performance as on average the Fund was 93% of the interest rate-sensitivity of the BICI throughout the year and interest rates rose. Yield curve4 was the largest detractor from performance as the Fund had a steepening bias and the yield curve flattened. Derivatives,5 which were U.S. Treasury futures that were used to adjust duration targets, had a positive effect on Fund performance during the reporting period.
1
 Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BICI.
2
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
3
 Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
4
 The yield curve is a graph showing the comparative yields of securities in a particular class according to maturity. Securities on the long end of the yield curve have longer maturities.
5
 The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Quality Bond Fund II (the “Fund”) from December 31, 2011 to December 31, 2021, compared to the Bloomberg US Intermediate Credit Index (BICI).2 The Average Annual Total Returns table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2021

Average Annual Total Returns for the Period Ended 12/31/2021
	1 Year	5 Years	10 Years
Primary Shares	-1.40%	3.83%	3.70%
Service Shares	-1.66%	3.57%	3.44%
BICI	-1.03%	3.77%	3.53%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2
 The BICI measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. The index only includes securities with maturity between one and ten years. It is composed of the Bloomberg US Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. Effective August 24, 2021, the name of the index changed from “Bloomberg Barclays US Intermediate Credit Index” to “Bloomberg US Intermediate Credit Index.” The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)
At December 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Bonds	97.3%
Mortgage-Backed Securities[2,3]	0.0%
Securities Lending Collateral[4]	1.4%
Cash Equivalents[5]	1.5%
Derivative Contracts[3,6]	0.0%
Other Assets and Liabilities—Net[7]	(0.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
3	Represents less than 0.1%.
4	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
6
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
4

Portfolio of Investments
December 31, 2021
Principal Amount			Value
		CORPORATE BONDS—97.3%
		Basic Industry - Chemicals—0.3%
$ 500,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$567,146
		Basic Industry - Metals & Mining—1.4%
350,000	[1]	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	343,973
400,000	[1]	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	398,537
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	235,776
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	343,728
150,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	148,428
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,035,381
		TOTAL	2,505,823
		Capital Goods - Aerospace & Defense—3.8%
600,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	635,931
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	300,386
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	213,703
450,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	453,889
600,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	610,504
584,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	595,644
519,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	542,749
275,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	290,881
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	434,584
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	153,469
600,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	578,643
335,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	356,953
800,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	895,632
460,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.891% (3-month USLIBOR +1.735%), 2/15/2042	395,600
295,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	311,494
		TOTAL	6,770,062
		Capital Goods - Building Materials—1.2%
165,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	175,543
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	832,492
340,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	345,749
200,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	204,469
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	288,356
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	321,628
		TOTAL	2,168,237
		Capital Goods - Construction Machinery—1.8%
500,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	491,351
600,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	587,758
250,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	250,355
195,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	197,609
500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	504,496
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	648,239
510,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	503,383
		TOTAL	3,183,191
		Capital Goods - Diversified Manufacturing—3.4%
750,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	765,444
205,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	205,968
400,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	398,138
555,000		Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	556,721
Annual Shareholder Report
5

Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 585,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	$575,304
1,000,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	1,029,020
430,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	413,895
250,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	260,344
875,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	959,197
235,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	244,778
400,000	Xylem, Inc., Sr. Unsecd. Note, 1.950%, 1/30/2028	395,810
250,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	248,075
	TOTAL	6,052,694
	Capital Goods - Packaging—0.3%
500,000	WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	533,167
	Communications - Cable & Satellite—2.3%
1,000,000	CCO Safari II LLC, 4.908%, 7/23/2025	1,102,000
550,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	544,897
900,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	932,754
300,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	322,509
750,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	819,455
400,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	433,870
	TOTAL	4,155,485
	Communications - Media & Entertainment—0.9%
300,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	319,623
132,000	Discovery Communications LLC, Sr. Unsecd. Note, 2.950%, 3/20/2023	135,041
750,000	ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	794,513
310,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	369,703
	TOTAL	1,618,880
	Communications - Telecom Wireless—2.0%
500,000	American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	489,767
600,000	American Tower Corp., Sr. Unsecd. Note, 3.500%, 1/31/2023	616,263
300,000	Crown Castle International Corp., 3.150%, 7/15/2023	309,143
180,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	175,583
250,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	264,001
200,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	219,098
450,000	T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	487,530
450,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	492,627
395,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	427,114
	TOTAL	3,481,126
	Communications - Telecom Wirelines—1.9%
300,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	305,435
877,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	858,761
450,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	475,762
250,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	357,114
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	292,919
800,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	758,124
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	111,094
175,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	185,341
	TOTAL	3,344,550
	Consumer Cyclical - Automotive—4.4%
1,000,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	1,048,364
305,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	306,484
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	273,016
420,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	449,687
Annual Shareholder Report
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 250,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	$287,428
500,000	[1]	General Motors Financial Co., Inc., 1.250%, 1/8/2026	489,710
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	502,438
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	324,146
350,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	344,158
580,000	[1]	Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.300%, 1/8/2026	563,982
355,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	360,011
680,000		Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.125%, 9/16/2024	668,537
200,000		Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	196,698
500,000		Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	525,075
650,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	645,942
500,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	489,486
300,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	316,939
		TOTAL	7,792,101
		Consumer Cyclical - Retailers—3.5%
1,000,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,092,248
470,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	486,009
665,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	760,441
275,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	273,069
1,290,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,448,800
200,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	217,503
500,000		Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	537,533
500,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	516,255
320,000	[1]	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	303,157
120,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	135,286
580,000		Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	543,730
		TOTAL	6,314,031
		Consumer Cyclical - Services—2.1%
200,000	[1]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	193,290
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	529,676
170,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	183,725
400,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	467,867
750,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	821,066
500,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	499,808
325,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	340,403
135,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	141,931
530,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	566,010
		TOTAL	3,743,776
		Consumer Non-Cyclical - Food/Beverage—5.1%
750,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	873,739
1,015,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	1,039,664
750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	863,125
200,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	197,405
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	408,178
500,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	527,586
161,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	161,339
915,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	895,569
176,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	183,551
450,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	489,954
417,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	436,613
900,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	973,192
Annual Shareholder Report
7

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 300,000	Smithfield Foods, Inc., 144A, 2.625%, 9/13/2031	$290,585
510,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	508,522
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	64,487
450,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	479,153
700,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	746,290
	TOTAL	9,138,952
	Consumer Non-Cyclical - Health Care—1.8%
440,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	456,202
205,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	207,114
350,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	365,771
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	272,650
203,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	215,912
235,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	243,063
470,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	480,601
255,000	PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	249,287
330,000	PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	333,157
450,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	476,771
	TOTAL	3,300,528
	Consumer Non-Cyclical - Pharmaceuticals—3.5%
210,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	219,866
453,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	500,905
455,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	486,986
300,000	AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	319,275
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	83,762
235,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	227,535
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	643,528
1,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,045,491
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	216,512
235,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	231,591
600,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	652,230
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	202,355
220,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	237,209
670,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	634,362
240,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	235,154
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	282,471
	TOTAL	6,219,232
	Consumer Non-Cyclical - Supermarkets—0.5%
610,000	Kroger Co., Bond, 6.900%, 4/15/2038	893,811
	Consumer Non-Cyclical - Tobacco—1.2%
800,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	882,002
200,000	BAT Capital Corp., Sr. Unsecd. Note, 3.215%, 9/6/2026	208,358
290,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	308,266
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	324,253
360,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	476,917
	TOTAL	2,199,796
	Energy - Independent—2.7%
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	252,609
420,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	428,103
250,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 6/1/2024	260,201
215,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	228,961
500,000	Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	537,676
Annual Shareholder Report
8

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$ 700,000		Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	$762,887
300,000		Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	328,844
100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	102,263
1,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	1,024,105
325,000	[1]	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	315,876
550,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	531,225
		TOTAL	4,772,750
		Energy - Integrated—2.6%
500,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	540,030
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	526,074
300,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	293,844
500,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	545,376
500,000		Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	502,970
530,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	741,546
585,000		Husky Energy, Inc., 4.000%, 4/15/2024	612,573
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	265,783
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	181,330
325,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	345,052
		TOTAL	4,554,578
		Energy - Midstream—2.6%
265,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	274,085
500,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	560,733
205,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	211,210
300,000		Energy Transfer Operating, Sr. Unsecd. Note, 3.750%, 5/15/2030	318,238
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	598,103
470,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	491,006
290,000		MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	287,377
350,000		MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	359,011
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	432,468
345,000		ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	373,276
600,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	658,303
		TOTAL	4,563,810
		Energy - Oil Field Services—0.2%
300,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	323,415
		Energy - Refining—0.9%
600,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	655,063
185,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	181,171
215,000		Valero Energy Corp., 7.500%, 4/15/2032	297,237
335,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	452,218
		TOTAL	1,585,689
		Financial Institution - Banking—19.6%
1,085,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,150,382
500,000		Bank of America Corp., Sr. Unsecd. Note, 1.734%, 7/22/2027	496,634
1,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,011,256
1,250,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,357,528
200,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	202,235
250,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	247,120
750,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	770,791
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	532,559
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	557,829
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	579,182
Annual Shareholder Report
9

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 350,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.200%, 1/30/2023	$358,576
500,000	Citigroup, Inc., 4.125%, 7/25/2028	549,208
800,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	807,791
250,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	253,037
980,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	1,051,916
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	541,125
500,000	Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	551,843
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	90,425
660,000	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	677,319
300,000	Comerica, Inc., 3.800%, 7/22/2026	324,317
500,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	537,251
140,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	143,829
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	524,050
250,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	255,894
685,000	FNB Corp., (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	690,973
750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	719,842
1,250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,332,822
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	555,859
500,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	545,786
1,000,000	HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	1,055,382
240,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	243,912
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	974,717
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	503,369
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	506,959
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	541,643
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	567,940
500,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	515,644
500,000	JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	530,659
750,000	Morgan Stanley, Sr. Unsecd. Note, 0.790%, 5/30/2025	740,595
1,000,000	Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	970,450
1,000,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	1,084,909
500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	489,570
165,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	168,984
1,000,000	Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	1,041,901
330,000	Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	336,726
700,000	State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	745,680
250,000	Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	250,202
475,000	Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 12/6/2024	489,685
500,000	Truist Bank, Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	511,173
200,000	Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	212,889
300,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	315,435
750,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	763,822
2,120,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	2,228,750
250,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	256,407
1,000,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,021,930
500,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	537,908
	TOTAL	35,024,620
	Financial Institution - Broker/Asset Mgr/Exchange—1.6%
500,000	Charles Schwab Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	533,074
370,000	Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	385,248
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	238,078
Annual Shareholder Report
10

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 200,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	$276,769
245,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	271,800
595,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	690,673
390,000	Stifel Financial Corp., 4.250%, 7/18/2024	415,553
	TOTAL	2,811,195
	Financial Institution - Finance Companies—2.3%
190,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	186,542
205,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	208,058
500,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 1/15/2025	522,306
550,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	608,879
700,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	689,133
550,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	579,492
250,000	Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	271,167
950,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	1,031,056
	TOTAL	4,096,633
	Financial Institution - Insurance - Health—1.1%
645,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	636,318
163,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	169,565
650,000	CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	739,227
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	439,497
	TOTAL	1,984,607
	Financial Institution - Insurance - Life—1.0%
350,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	382,324
800,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	849,895
172,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	282,525
290,000	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	285,687
	TOTAL	1,800,431
	Financial Institution - Insurance - P&C—0.8%
250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	256,131
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	316,498
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	269,215
95,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	105,246
300,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	519,569
	TOTAL	1,466,659
	Financial Institution - REIT - Apartment—1.1%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	424,607
115,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	119,722
500,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	526,770
320,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	305,983
500,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	520,597
	TOTAL	1,897,679
	Financial Institution - REIT - Healthcare—1.3%
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	421,597
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	788,587
155,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	161,597
375,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	382,577
500,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	524,376
	TOTAL	2,278,734
	Financial Institution - REIT - Office—0.6%
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	300,636
480,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	502,896
Annual Shareholder Report
11

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Office—continued
$ 80,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	$83,915
120,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	117,623
		TOTAL	1,005,070
		Financial Institution - REIT - Other—0.6%
320,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	366,471
275,000		WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	270,565
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	478,010
		TOTAL	1,115,046
		Financial Institution - REIT - Retail—0.5%
250,000		Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	247,631
410,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	421,230
250,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	254,022
		TOTAL	922,883
		Sovereign—0.4%
510,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	646,023
		Technology—7.1%
315,000		Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	314,254
650,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	665,693
125,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	159,897
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	364,874
280,000	[1]	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	303,767
666,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	730,773
135,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	141,673
250,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	256,620
750,000		Dell International LLC / EMC Corp., 5.300%, 10/1/2029	880,010
150,000		Dell International LLC / EMC Corp., 5.850%, 7/15/2025	170,156
350,000		Dell International LLC / EMC Corp., 6.200%, 7/15/2030	442,130
480,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	496,512
80,000		Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	83,177
250,000		Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	253,964
230,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	238,031
500,000		Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	561,132
175,000		Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	186,148
500,000		Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	539,948
460,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	497,672
100,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	103,916
310,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	347,411
750,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	785,653
190,000		Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	199,441
500,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	496,557
750,000		Oracle Corp., Sr. Unsecd. Note, 3.400%, 7/8/2024	784,517
310,000		Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	315,858
260,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	290,271
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	199,463
600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	669,574
265,000	[1]	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	260,713
500,000		Vontier Corp., Sr. Unsecd. Note, 144A, 2.400%, 4/1/2028	483,960
500,000		Vontier Corp., Sr. Unsecd. Note, 144A, 2.950%, 4/1/2031	495,992
		TOTAL	12,719,757
		Technology Services—0.8%
255,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	247,247
Annual Shareholder Report
12

Principal Amount			Value
		CORPORATE BONDS—continued
		Technology Services—continued
$ 320,000		Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	$310,910
600,000		Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	602,729
90,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	91,735
145,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	145,933
		TOTAL	1,398,554
		Transportation - Airlines—0.3%
275,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	288,084
215,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	238,982
		TOTAL	527,066
		Transportation - Railroads—1.2%
250,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	251,038
500,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	510,352
850,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	869,824
500,000		Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	513,844
		TOTAL	2,145,058
		Transportation - Services—2.0%
735,000		GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	717,944
315,000		GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	311,565
215,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	209,678
250,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	247,374
300,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	314,548
250,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	274,665
280,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	280,496
600,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	630,567
590,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	637,139
		TOTAL	3,623,976
		Utility - Electric—3.6%
310,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	331,174
185,000		Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	185,653
125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	122,006
380,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	386,139
500,000		Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	529,419
130,000		Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	140,746
560,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	580,016
400,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	389,442
500,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	525,014
190,000	[1]	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	186,579
330,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	321,694
385,000		Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	428,212
250,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	262,138
240,000		Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	249,999
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	145,106
300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	325,231
500,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	537,125
245,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	241,338
250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	264,748
155,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	154,903
108,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	114,479
		TOTAL	6,421,161
		Utility - Natural Gas—0.7%
280,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	281,667
Annual Shareholder Report
13

Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas—continued
$ 600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	$613,408
395,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	441,761
	TOTAL	1,336,836
	Utility - Natural Gas Distributor—0.3%
450,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	459,551
	TOTAL CORPORATE BONDS (IDENTIFIED COST $166,466,262)	173,464,369
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
349	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	405
	Government National Mortgage Association—0.0%
436	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	455
1,280	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	1,410
1,812	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	2,008
2,465	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	2,719
4,062	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	4,481
2,834	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	3,177
519	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	582
2,100	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	2,379
7,372	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	8,330
5,037	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	5,713
11,389	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	12,948
829	Government National Mortgage Association, Pool 516688, 8.000%, 8/15/2029	950
	TOTAL	45,152
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $40,509)	45,557
	REPURCHASE AGREEMENTS—2.9%
2,460,772	Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 12/31/2021 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,004,583 on 1/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2052 and the market value of those underlying securities was $1,020,000,000.(purchased with proceeds from securities lending collateral)	2,460,772
2,783,000	Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 12/31/2021 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,004,583 on 1/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2052 and the market value of those underlying securities was $1,020,000,000.	2,783,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $5,243,772)	5,243,772
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $171,750,543)[3]	178,753,698
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(432,335)
	TOTAL NET ASSETS—100%	$178,321,363
At December 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Long Futures:
[5]United States Treasury Notes 10-Year Long Futures	20	$2,609,375	March 2022	$(7,232)
Short Futures:
[5]United States Treasury Long Bond Short Futures	32	$5,134,000	March 2022	$(6,324)
[5]United States Treasury Ultra Bond Short Futures	1	$197,125	March 2022	$(2,167)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(15,723)
Annual Shareholder Report
14

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	The cost of investments for federal tax purposes amounts to $171,750,691.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$173,464,369	$—	$173,464,369
Mortgage-Backed Securities	—	45,557	—	45,557
Repurchase Agreements	—	5,243,772	—	5,243,772
TOTAL SECURITIES	$—	$178,753,698	$—	$178,753,698
Other Financial Instruments:[1]
Liabilities	$(15,723)	$—	$—	$(15,723)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(15,723)	$—	$—	$(15,723)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.82	$11.31	$10.65	$11.05	$10.98
Income From Investment Operations:
Net investment income (loss)[1]	0.25	0.28	0.31	0.30	0.31
Net realized and unrealized gain (loss)	(0.42)	0.58	0.68	(0.37)	0.12
Total From Investment Operations	(0.17)	0.86	0.99	(0.07)	0.43
Less Distributions:
Distributions from net investment income	(0.29)	(0.32)	(0.33)	(0.33)	(0.36)
Distributions from net realized gain	(0.10)	(0.03)	(0.00)[2]	—	—
Total Distributions	(0.39)	(0.35)	(0.33)	(0.33)	(0.36)
Net Asset Value, End of Period	$11.26	$11.82	$11.31	$10.65	$11.05
Total Return[3]	(1.40)%	8.12%	9.44%	(0.59)%	4.04%
Ratios to Average Net Assets:
Net expenses[4]	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	2.17%	2.50%	2.79%	2.83%	2.81%
Expense waiver/reimbursement[5]	0.06%	0.07%	0.08%	0.08%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$162,034	$170,912	$167,625	$162,812	$185,026
Portfolio turnover[6]	27%	24%	21%	19%	27%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.79	$11.28	$10.62	$11.01	$10.94
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.26	0.28	0.27	0.28
Net realized and unrealized gain (loss)	(0.42)	0.57	0.68	(0.36)	0.12
Total From Investment Operations	(0.20)	0.83	0.96	(0.09)	0.40
Less Distributions:
Distributions from net investment income	(0.26)	(0.29)	(0.30)	(0.30)	(0.33)
Distributions from net realized gain	(0.10)	(0.03)	(0.00)[2]	—	—
Total Distributions	(0.36)	(0.32)	(0.30)	(0.30)	(0.33)
Net Asset Value, End of Period	$11.23	$11.79	$11.28	$10.62	$11.01
Total Return[3]	(1.66)%	7.86%	9.17%	(0.78)%	3.75%
Ratios to Average Net Assets:
Net expenses[4]	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	1.92%	2.25%	2.54%	2.58%	2.56%
Expense waiver/reimbursement[5]	0.06%	0.07%	0.08%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,287	$18,302	$18,776	$19,344	$22,596
Portfolio turnover[6]	27%	24%	21%	19%	27%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Assets and Liabilities
December 31, 2021

Assets:
Investment in securities, at value including $2,388,122 of securities loaned (identified cost $171,750,543)	$178,753,698
Cash	661
Due from broker (Note 2)	99,000
Income receivable	1,396,493
Receivable for shares sold	684,377
Total Assets	180,934,229
Liabilities:
Payable for shares redeemed	57,509
Payable for variation margin on futures contracts	18,271
Payable for collateral due to broker for securities lending (Note 2)	2,460,772
Payable for investment adviser fee (Note 5)	2,586
Payable for administrative fee (Note 5)	381
Payable for distribution services fee (Note 5)	3,486
Accrued expenses (Note 5)	69,861
Total Liabilities	2,612,866
Net assets for 15,837,260 shares outstanding	$178,321,363
Net Assets Consist of:
Paid-in capital	$164,783,227
Total distributable earnings (loss)	13,538,136
Total Net Assets	$178,321,363
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$162,033,969 ÷ 14,387,408 shares outstanding, no par value, unlimited shares authorized	$11.26
Service Shares:
$16,287,394 ÷ 1,449,852 shares outstanding, no par value, unlimited shares authorized	$11.23
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Operations
Year Ended December 31, 2021

Investment Income:
Interest	$5,540,882
Net income on securities loaned (Note 2)	3,585
TOTAL INCOME	5,544,467
Expenses:
Investment adviser fee (Note 5)	1,140,983
Administrative fee (Note 5)	156,214
Custodian fees	11,280
Transfer agent fees	16,731
Directors’/Trustees’ fees (Note 5)	2,175
Auditing fees	26,830
Legal fees	10,622
Portfolio accounting fees	99,249
Distribution services fee (Note 5)	42,979
Printing and postage	48,603
Miscellaneous (Note 5)	26,535
TOTAL EXPENSES	1,582,201
Waiver:
Waiver of investment adviser fee (Note 5)	(122,692)
Net expenses	1,459,509
Net investment income	4,084,958
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments	2,305,998
Net realized gain on futures contracts	238,245
Net change in unrealized appreciation of investments	(9,213,996)
Net change in unrealized appreciation of futures contracts	(93,132)
Net realized and unrealized gain (loss) on investments and futures contracts	(6,762,885)
Change in net assets resulting from operations	$(2,677,927)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Changes in Net Assets

Year Ended December 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,084,958	$4,593,682
Net realized gain (loss)	2,544,243	1,582,585
Net change in unrealized appreciation/depreciation	(9,307,128)	8,246,542
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,677,927)	14,422,809
Distributions to Shareholders:
Primary Shares	(5,661,205)	(5,129,491)
Service Shares	(541,939)	(531,201)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,203,144)	(5,660,692)
Share Transactions:
Proceeds from sale of shares	28,426,242	16,225,144
Net asset value of shares issued to shareholders in payment of distributions declared	6,203,141	5,660,688
Cost of shares redeemed	(36,640,783)	(27,834,646)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,011,400)	(5,948,814)
Change in net assets	(10,892,471)	2,813,303
Net Assets:
Beginning of period	189,213,834	186,400,531
End of period	$178,321,363	$189,213,834
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Notes to Financial Statements
December 31, 2021
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report
21

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $122,692 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report
22

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $882,464 and $8,273,067, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of December 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$2,388,122	$2,460,772
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$15,723*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Shareholder Report
23

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$238,245

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(93,132)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2021		Year Ended 12/31/2020
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	2,404,407	$27,396,392	1,321,059	$15,137,018
Shares issued to shareholders in payment of distributions declared	505,917	5,661,205	507,368	5,129,490
Shares redeemed	(2,979,085)	(33,876,384)	(2,197,120)	(24,859,601)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(68,761)	$(818,787)	(368,693)	$(4,593,093)
	Year Ended 12/31/2021		Year Ended 12/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	89,033	$1,029,850	97,027	$1,088,126
Shares issued to shareholders in payment of distributions declared	48,430	541,936	52,594	531,198
Shares redeemed	(239,734)	(2,764,399)	(262,468)	(2,975,045)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(102,271)	$(1,192,613)	(112,847)	$(1,355,721)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(171,032)	$(2,011,400)	(481,540)	$(5,948,814)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$4,863,670	$5,262,359
Long-term capital gains	$1,339,474	$398,333

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of December 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$4,304,410
Net unrealized appreciation	$7,003,007
Undistributed long-term capital gains	$2,230,719

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for deferral of losses on wash sales and mark-to-market of futures contracts.
At December 31, 2021, the cost of investments for federal tax purposes was $171,750,691. The net unrealized appreciation of investments for federal tax purposes was $7,003,007. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,926,999 and net unrealized depreciation from investments for those securities having an excess of cost over value of $923,992. The amounts presented are inclusive of derivative contracts.
Annual Shareholder Report
24

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2021, the Adviser voluntarily waived $122,692 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2021, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$42,979
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2021, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74% and 0.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2022 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2021, were as follows:
Purchases	$48,233,071
Sales	$50,769,734
Annual Shareholder Report
25

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2021, the Fund had no outstanding loans. During the year ended December 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2021, there were no outstanding loans. During the year ended December 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2021, the amount of long-term capital gains designated by the Fund was $1,339,474.
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26

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE FEDERATED HERMES INSURANCE SERIES AND THE SHAREHOLDERS OF FEDERATED HERMES QUALITY BOND FUND II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Quality Bond Fund II (the “Fund”), a portfolio of Federated Hermes Insurance Series, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 15, 2022
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27

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$992.10	$3.72
Service Shares	$1,000	$990.30	$4.97
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.48	$3.77
Service Shares	$1,000	$1,020.21	$5.04

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.74%
Service Shares	0.99%
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28

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised six portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial
Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated
Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania,
Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities
Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and
Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company,
Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD;
Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
 Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

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29

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Lead Director, Member of the Audit and
Nominating and Corporate Governance Committees, Haverty Furniture Companies, Inc.; formerly, Director, Member of
Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; and
Director, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of
Naples, Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Senior Vice President for Legal
Affairs, General Counsel and Secretary to the Board of Directors, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary to the Board of Directors and
Assistant General Counsel and Director of Risk Management, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report
30

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated
Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company;
Director, Federated Hermes, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology,
Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

Annual Shareholder Report
31

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial
Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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32

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Quality Bond Fund II (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark,
Annual Shareholder Report
33

and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2020. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s
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view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Quality Bond Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Quality Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G00433-14 (2/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
December 31, 2021

Federated Hermes Fund for U.S. Government Securities II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2021 through December 31, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Fund for U.S. Government Securities II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2021, was -2.04%. The Fund’s custom benchmark (“Blended Index”),1 which consists of a 67%/33% blend of the Bloomberg US Mortgage-Backed Securities Index and the Bloomberg US Government Bond Index, returned -1.44% for the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses not reflected in the total return of the Blended Index.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the Blended Index included: (a) interest rate strategy; (b) sector allocation; (c) security selection; and (d) yield curve strategy.2
The following discussion will focus on the performance of the Fund relative to the Blended Index.
MARKET OVERVIEW
U.S. economic growth was broadly resilient over the reporting period as consumer spending increased, supported by employment gain, greater consumer wealth and stimulus programs. Monetary and fiscal stimulus remained prevalent with low interest rates, quantitative easing (QE) asset purchases and the passage of the American Rescue Plan Act of 2021. In the latter portion of the reporting period, the Federal Open Market Committee (FOMC) deemed growth sufficiently strong to announce the tapering of QE investments.
Monetary policy remained stimulative with the federal funds target rate maintained in a range of 0.0%-0.25% and monthly purchases of Treasury and mortgage-backed securities3 (MBS) during the reporting period. Additionally, the American Rescue Plan Act of 2021 provided $1.9 trillion of fiscal stimulus which increased unemployment benefits, aided state and local governments and provided direct cash payments to qualifying citizens, among other distributions. The combination of monetary and fiscal stimulus, employment gains and rising financial asset prices resulted in strong gross domestic product (GDP) growth. Given significant job growth and an unemployment rate of 3.9%, the FOMC announced the tapering of asset purchases at its December 2021 meeting.
Although Treasury yields increased during the reporting period, they remained low in a historical context which commensurately depressed 30-year fixed mortgage rates and led to fast prepayments on residential MBS as borrowers reduced debt service costs via refinancing. Elevated prepayments negatively impacted MBS performance and the sector posted negative excess returns as a result. Demand for Treasury securities also declined as evidenced by the yield increase across the maturity spectrum. During the reporting period, the 2- and 10-year U.S. Treasury yields increased 61 and 60 basis points to yield 0.73% and 1.51%, respectively.4
Interest rate strategy
The Fund decreased effective duration, relative to the Blended Index, to reduce the anticipated impact of higher market yields. The lower portfolio sensitivity to interest rates proved beneficial as Treasury yields climbed. Interest rate strategy made a positive contribution to Fund performance during the reporting period.
Sector allocation
Allocation to residential MBS was below that of the Blended Index for the reporting period while agency debt was overweighted, and exposure to commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) was maintained. Residential MBS posted negative excess returns while agency debt, CMBS and ABS excess returns were positive. Sector allocation made a beneficial impact on Fund performance.
security selection
As Treasury yields increased, the value of securities with factors which can reduce the risk of prepayments declined. These “specified pools” trade at a premium to generic mortgages with a higher propensity to prepay; however, the premium declined during the reporting period as refinance risk declined. Security selection acted as a drag on Fund performance.
YIELD CURVE strategy
Tactical moves made in anticipation of changes in the shape of the yield curve were utilized throughout the reporting period. While the general bias was toward a flattening yield curve, exposure to intermediate maturities negatively impacted trade results. Overall, yield curve strategy acted as a drag on Fund performance.
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1
 The Bloomberg US Mortgage-Backed Securities Index (BMBS) and the Bloomberg US Government Bond Index (BGI) returned -1.04% and -2.28%, respectively. The Blended Index is being used for comparison purposes because, although it is not the Fund’s broad-based securities market index, the Fund’s Adviser believes it more closely reflects the market sectors in which the Fund invests. The Fund’s broad-based securities market index is the BMBS. Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.
2
 The yield curve is a graph showing the comparative yields of securities in a particular class according to maturity. Securities on the long end of the yield curve have longer maturities.
3
 The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
4
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Fund for U.S. Government Securities II (the “Fund”) from December 31, 2011 to December 31, 2021, compared to the Bloomberg US Mortgage-Backed Securities Index (BMBS),2 the Bloomberg US Government Bond Index (BGI)3 and a blended index comprised of 67% BMBS and 33% BGI (“Blended Index”).2,3 The Average Annual Total Return table below shows returns averaged over the stated periods.
GROWTH OF A $10,000 INVESTMENT
Growth of $10,000 as of December 31, 2021

Average Annual Total Returns for the Period Ended 12/31/2021
	1 Year	5 Years	10 Years
Fund	-2.04%	2.25%	1.88%
BMBS	-1.04%	2.50%	2.28%
BGI	-2.28%	3.07%	2.14%
Blended Index	-1.44%	2.69%	2.24%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BMBS, BGI and Blended Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2
 The BMBS covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
 The BGI is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
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Portfolio of Investments Summary Table (unaudited)
At December 31, 2021, the Fund’s portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	51.6%
U.S. Treasury Securities	28.7%
Asset-Backed Securities	7.8%
U.S. Government Agency Securities	7.4%
Non-Agency Commercial Mortgage-Backed Securities	2.2%
Non-Agency Mortgage-Backed Securities	0.1%
Securities Lending Collateral[2]	0.9%
Cash Equivalents[3]	14.2%
Other Assets and Liabilities—Net[4]	(12.9)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash equivalents include any investments in money market mutual funds and/or overnight repurchase agreements, other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
December 31, 2021
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—51.2%
	Federal Home Loan Mortgage Corporation—16.6%
$ 919,233	2.000%, 3/1/2051	$918,203
2,837,341	2.000%, 5/1/2051	2,834,161
2,977,973	2.000%, 11/1/2051	2,972,774
2,481,710	2.500%, 11/1/2051	2,537,061
298,905	3.000%, 11/1/2045	316,272
675,471	3.000%, 10/1/2046	706,485
432,898	3.000%, 10/1/2046	458,185
65,042	3.000%, 11/1/2046	68,028
766,073	3.500%, 7/1/2042	824,506
646,836	3.500%, 9/1/2043	693,749
184,432	3.500%, 5/1/2046	198,731
817,753	3.500%, 11/1/2047	865,370
1,060,120	4.000%, 12/1/2041	1,147,878
97,506	4.000%, 1/1/2042	105,577
456,758	4.000%, 3/1/2046	493,142
158,639	4.000%, 11/1/2047	170,048
82,798	4.000%, 12/1/2047	88,753
142,042	4.000%, 4/1/2048	152,058
375,274	4.000%, 7/1/2048	400,447
174,776	4.500%, 8/1/2040	192,295
394,269	4.500%, 12/1/2040	432,300
507,590	4.500%, 4/1/2041	556,551
241,651	5.000%, 1/1/2034	267,057
71,058	5.000%, 5/1/2034	78,619
53,537	5.000%, 4/1/2036	59,757
19,123	5.000%, 5/1/2036	21,331
12,257	5.000%, 6/1/2036	13,681
55,483	5.000%, 6/1/2040	62,134
399,526	5.500%, 5/1/2034	449,928
12,622	5.500%, 12/1/2035	14,342
88,618	5.500%, 2/1/2036	101,025
50,789	5.500%, 5/1/2036	57,794
3,332	5.500%, 5/1/2036	3,812
6,755	5.500%, 5/1/2036	7,694
4,166	5.500%, 6/1/2036	4,767
1,773	5.500%, 6/1/2036	2,029
59,691	5.500%, 11/1/2037	68,298
118,149	5.500%, 1/1/2038	135,184
4,322	6.000%, 1/1/2032	4,850
18,603	6.000%, 2/1/2032	21,051
62,907	6.000%, 4/1/2036	72,529
8,808	6.000%, 5/1/2036	10,183
138,433	6.000%, 6/1/2037	161,351
14,525	6.000%, 7/1/2037	16,854
1,170	6.500%, 6/1/2022	1,180
270	6.500%, 5/1/2024	284
4,653	6.500%, 3/1/2029	5,208
2,147	6.500%, 6/1/2029	2,410
Annual Shareholder Report
5

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 1,870	6.500%, 7/1/2029	$2,097
446	6.500%, 9/1/2029	495
1,466	7.000%, 12/1/2029	1,682
745	7.000%, 6/1/2030	843
145	7.000%, 11/1/2030	168
160,990	7.000%, 4/1/2032	190,669
15,727	7.500%, 12/1/2030	18,335
9,170	7.500%, 1/1/2031	10,663
2,096	8.500%, 5/1/2030	2,417
367	9.000%, 2/1/2025	396
193	9.000%, 5/1/2025	202
	TOTAL	19,003,893
	Federal National Mortgage Association—17.8%
1,423,549	2.000%, 6/1/2050	1,422,843
857,269	2.000%, 11/1/2050	856,576
920,543	2.000%, 3/1/2051	919,511
1,983,174	2.000%, 11/1/2051	1,979,712
973,412	2.500%, 3/1/2050	994,971
2,989,122	2.500%, 10/1/2051	3,057,660
495,469	3.000%, 10/1/2046	518,218
752,616	3.000%, 11/1/2046	787,172
146,829	3.000%, 11/1/2046	155,268
51,837	3.000%, 1/1/2047	54,184
540,841	3.000%, 1/1/2047	565,335
46,352	3.000%, 2/1/2047	49,248
673,810	3.000%, 2/1/2048	710,327
347,057	3.000%, 2/1/2048	365,866
99,913	3.000%, 7/1/2049	103,540
1,640,134	3.500%, 9/1/2042	1,768,826
719,650	3.500%, 8/1/2046	769,583
595,978	3.500%, 9/1/2046	634,993
746,429	3.500%, 12/1/2046	792,168
492,914	3.500%, 12/1/2047	523,433
346,717	3.500%, 1/1/2048	374,599
192,040	4.000%, 2/1/2041	208,006
500,683	4.000%, 12/1/2041	542,305
385,509	4.000%, 4/1/2042	417,422
208,117	4.000%, 2/1/2048	222,955
148,668	4.000%, 2/1/2048	159,314
384,979	4.000%, 2/1/2048	412,487
173,121	4.500%, 10/1/2041	189,820
179,593	5.000%, 7/1/2034	198,792
21,356	5.000%, 11/1/2035	23,778
38,451	5.500%, 1/1/2036	43,784
88,439	5.500%, 9/1/2034	100,086
50,918	5.500%, 4/1/2036	57,975
2,161	6.000%, 7/1/2029	2,385
1,339	6.000%, 5/1/2031	1,506
6,750	6.000%, 5/1/2036	7,812
102,689	6.000%, 7/1/2036	119,155
3,465	6.000%, 7/1/2036	4,017
Annual Shareholder Report
6

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 34,566	6.000%, 9/1/2037	$40,204
33,435	6.000%, 11/1/2037	39,015
21,052	6.000%, 12/1/2037	24,098
15,042	6.500%, 6/1/2031	17,282
1,536	6.500%, 6/1/2029	1,739
1,920	6.500%, 6/1/2029	2,166
123	6.500%, 6/1/2029	139
156	6.500%, 7/1/2029	176
191	6.500%, 7/1/2029	215
2,779	6.500%, 7/1/2029	3,125
23	6.500%, 7/1/2029	26
256	6.500%, 7/1/2029	287
146	6.500%, 8/1/2029	160
3,615	6.500%, 9/1/2030	4,118
11,254	6.500%, 4/1/2032	13,053
539	7.000%, 2/1/2024	566
1,700	7.000%, 10/1/2029	1,931
11,063	7.000%, 10/1/2029	12,785
3,766	7.000%, 11/1/2030	4,405
40,873	7.000%, 4/1/2031	47,379
78,539	7.000%, 4/1/2032	92,942
948	7.500%, 8/1/2028	1,062
157	7.500%, 9/1/2028	179
3,193	7.500%, 2/1/2030	3,702
1,540	8.000%, 7/1/2030	1,787
	TOTAL	20,428,173
	Government National Mortgage Association—4.3%
826,055	3.000%, 11/20/2047	861,995
1,384,008	3.500%, 1/20/2048	1,479,271
643,632	3.500%, 2/20/2048	685,118
265,927	4.500%, 6/20/2039	290,957
208,685	4.500%, 10/15/2039	230,847
301,765	4.500%, 8/20/2040	330,469
169,940	5.000%, 7/15/2034	188,709
19,900	6.000%, 4/15/2032	22,296
20,874	6.000%, 5/15/2032	23,623
72,555	6.000%, 4/15/2036	83,188
78,873	6.000%, 5/15/2036	90,323
79,194	6.000%, 5/15/2036	90,799
24,039	6.000%, 7/20/2036	27,423
23,949	6.000%, 5/20/2037	27,399
130,278	6.000%, 7/20/2038	149,380
26,112	6.500%, 12/15/2031	29,607
1,698	6.500%, 6/15/2029	1,892
1,386	6.500%, 12/15/2023	1,435
2,939	6.500%, 5/15/2024	3,064
3,906	6.500%, 6/15/2031	4,362
3,169	6.500%, 7/20/2031	3,576
3,074	6.500%, 8/20/2031	3,467
21,953	6.500%, 10/15/2031	25,014
2,941	6.500%, 4/15/2032	3,345
Annual Shareholder Report
7

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 19,755		6.500%, 5/15/2032	$22,523
153,655		6.500%, 5/15/2032	175,249
327		7.500%, 10/15/2029	374
3,008		7.500%, 3/20/2030	3,417
874		8.000%, 4/15/2030	1,008
		TOTAL	4,860,130
	[1]	Uniform Mortgage-Backed Securities, TBA—12.5%
1,000,000		2.500%, 1/1/2052	1,021,094
11,000,000		2.500%, 1/20/2052	11,275,381
2,000,000		3.000%, 1/1/2052	2,072,734
		TOTAL	14,369,209
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $56,693,782)	58,661,405
		U.S. TREASURIES—28.7%
		U.S. Treasury Bonds—6.5%
1,000,000		1.875%, 2/15/2041	989,509
1,000,000		1.875%, 11/15/2051	993,125
1,000,000		2.250%, 5/15/2041	1,049,850
700,000		2.375%, 11/15/2049	770,102
250,000		2.750%, 8/15/2042	285,123
1,025,000		2.875%, 5/15/2049	1,236,233
1,200,000		2.875%, 8/15/2045	1,410,844
650,000		3.125%, 8/15/2044	790,312
		TOTAL	7,525,098
		U.S. Treasury Notes—22.2%
1,500,000		0.125%, 12/15/2023	1,482,624
1,000,000		0.250%, 9/30/2025	968,550
1,000,000		0.375%, 9/30/2027	946,824
1,500,000		0.625%, 11/30/2027	1,437,099
1,500,000		0.625%, 12/31/2027	1,435,604
1,000,000		0.625%, 8/15/2030	932,652
1,200,000		0.875%, 6/30/2026	1,181,332
500,000		1.125%, 2/15/2031	485,313
1,000,000		1.250%, 6/30/2028	990,016
1,000,000		1.250%, 8/15/2031	977,869
525,000		1.375%, 9/30/2023	531,277
1,000,000		1.500%, 11/30/2028	1,004,316
1,500,000	[2]	1.750%, 5/15/2022	1,508,793
2,000,000		2.000%, 2/15/2023	2,034,390
250,000		2.250%, 11/15/2027	262,547
3,000,000		2.375%, 1/31/2023	3,061,854
1,500,000		2.500%, 1/15/2022	1,501,164
1,800,000		2.500%, 3/31/2023	1,844,246
250,000		2.500%, 2/28/2026	263,243
2,500,000		2.750%, 7/31/2023	2,583,463
		TOTAL	25,433,176
		TOTAL U.S. TREASURIES (IDENTIFIED COST $32,421,448)	32,958,274
		ASSET-BACKED SECURITIES—7.8%
		Auto Receivables—2.2%
311,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	313,206
Annual Shareholder Report
8

Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 25,764		Santander Drive Auto Receivables Trust 2020-1, Class A3, 2.030%, 2/15/2024	$25,801
550,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	558,377
1,085,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	1,089,959
500,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	502,847
		TOTAL	2,490,190
		Credit Card—2.2%
2,500,000	[3]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.470% (1-month USLIBOR +0.360%), 4/15/2025	2,507,596
		Student Loans—3.4%
289,938		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	289,783
608,028		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	606,315
363,279		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	362,915
866,924		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	850,729
1,058,000		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	1,055,843
726,318	[3]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.210% (1-month USLIBOR +1.100%), 7/15/2053	733,614
		TOTAL	3,899,199
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,862,554)	8,896,985
		GOVERNMENT AGENCIES—7.4%
		Federal Farm Credit System—1.1%
1,000,000		5.750%, 12/7/2028	1,277,253
		Tennessee Valley Authority Bonds—6.3%
1,750,000		0.750%, 5/15/2025	1,728,867
720,000		1.500%, 9/15/2031	709,291
1,700,000		2.875%, 2/1/2027	1,827,541
2,000,000		4.650%, 6/15/2035	2,592,612
250,000		4.875%, 1/15/2048	363,834
		TOTAL	7,222,145
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,461,509)	8,499,398
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.2%
		Non-Agency Commercial Mortgage-Backed Securities—2.2%
1,400,000		BANK 2017-BNK5 A3, Class A3, 3.020%, 6/15/2060	1,435,636
1,100,000		Fontainebleau Miami Beach Trust, Class A, 3.144%, 12/10/2036	1,124,369
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,585,554)	2,560,005
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
		Government National Mortgage Association—0.4%
433,145		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	442,911
		Non-Agency Mortgage-Backed Securities—0.1%
73,940		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	26,830
107,356		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	107,452
		TOTAL	134,282
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $615,825)	577,193
		REPURCHASE AGREEMENTS—15.1%
1,028,750		Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 12/31/2021 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,004,583 on 1/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2052 and the market value of those underlying securities was $1,020,000,000 (purchased with proceeds from securities lending collateral).	1,028,750
Annual Shareholder Report
9

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$16,243,000	[4]	Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 12/31/2021 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,004,583 on 1/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2052 and the market value of those underlying securities was $1,020,000,000.	$16,243,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $17,271,750)	17,271,750
		TOTAL INVESTMENT IN SECURITIES—112.9% (IDENTIFIED COST $125,912,422)[5]	129,425,010
		OTHER ASSETS AND LIABILITIES - NET—(12.9)%[6]	(14,830,993)
		TOTAL NET ASSETS—100%	$114,594,017

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	All or a portion of these securities are segregated pending settlement of when issued and delayed delivery transaction.
5	The cost of investments for federal tax purposes amounts to $125,988,991.
6
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2021.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.16	$10.87	$10.52	$10.73	$10.78
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.20	0.27	0.24	0.23
Net realized and unrealized gain (loss)	(0.38)	0.36	0.34	(0.20)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	(0.23)	0.56	0.61	0.04	0.20
Less Distributions:
Distributions from net investment income	(0.22)	(0.27)	(0.26)	(0.25)	(0.25)
Net Asset Value, End of Period	$10.71	$11.16	$10.87	$10.52	$10.73
Total Return[2]	(2.04)%	5.21%	5.90%	0.45%	1.92%
Ratios to Average Net Assets:
Net expenses[3]	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	1.34%	1.79%	2.49%	2.28%	2.13%
Expense waiver/reimbursement[4]	0.09%	0.08%	0.10%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$114,594	$130,306	$116,935	$120,654	$132,958
Portfolio turnover[5]	166%	139%	65%	64%	24%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[5]	31%	37%	61%	64%	24%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Assets and Liabilities
December 31, 2021

Assets:
Investment in repurchase agreements	$17,271,750
Investment in securities	112,153,260
Investment in securities, at value including $1,005,862 of securities loaned (identified cost $125,912,422)	129,425,010
Cash	675
Income receivable	352,706
Receivable for shares sold	267,121
Total Assets	130,045,512
Liabilities:
Payable for investments purchased	14,383,910
Payable for shares redeemed	7,611
Payable for collateral due to broker for securities lending (Note 2)	1,028,750
Payable for investment adviser fee (Note 5)	1,570
Payable for administrative fee (Note 5)	245
Accrued expenses (Note 5)	29,409
Total Liabilities	15,451,495
Net assets for 10,697,103 shares outstanding	$114,594,017
Net Assets Consist of:
Paid-in capital	$109,930,403
Total distributable earnings (loss)	4,663,614
Total Net Assets	$114,594,017
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$114,594,017 ÷ 10,697,103 shares outstanding, no par value, unlimited shares authorized	$10.71
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Operations
Year Ended December 31, 2021

Investment Income:
Interest	$2,562,748
Net income on securities loaned (Note 2)	386
TOTAL INCOME	2,563,134
Expenses:
Investment adviser fee (Note 5)	723,128
Administrative fee (Note 5)	98,035
Custodian fees	17,106
Transfer agent fees	11,257
Directors’/Trustees’ fees (Note 5)	1,848
Auditing fees	27,300
Legal fees	10,622
Portfolio accounting fees	103,518
Printing and postage	37,009
Miscellaneous (Note 5)	24,181
TOTAL EXPENSES	1,054,004
Waiver of investment adviser fee (Note 5)	(108,032)
Net expenses	945,972
Net investment income	1,617,162
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	320,515
Net change in unrealized appreciation of investments	(4,479,025)
Net realized and unrealized gain (loss) on investments	(4,158,510)
Change in net assets resulting from operations	$(2,541,348)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Changes in Net Assets

Year Ended December 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,617,162	$2,268,420
Net realized gain (loss)	320,515	1,395,168
Net change in unrealized appreciation/depreciation	(4,479,025)	2,528,043
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,541,348)	6,191,631
Distributions to Shareholders	(2,510,504)	(2,991,647)
Share Transactions:
Proceeds from sale of shares	12,882,518	40,391,262
Net asset value of shares issued to shareholders in payment of distributions declared	2,510,504	2,991,647
Cost of shares redeemed	(26,052,654)	(33,212,417)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,659,632)	10,170,492
Change in net assets	(15,711,484)	13,370,476
Net Assets:
Beginning of period	130,305,501	116,935,025
End of period	$114,594,017	$130,305,501
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Notes to Financial Statements
December 31, 2021
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver of $108,032 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is
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determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of December 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$1,005,862	$1,028,750
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2021	Year Ended 12/31/2020
Shares sold	1,185,531	3,638,718
Shares issued to shareholders in payment of distributions declared	233,971	277,261
Shares redeemed	(2,398,368)	(2,997,109)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(978,866)	918,870
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$2,510,504	$2,991,647
As of December 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,919,075
Net unrealized appreciation	$3,414,522
Capital loss carryforwards	$(669,983)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for straddle loss deferrals and dollar-roll transactions.
At December 31, 2021, the cost of investments for federal tax purposes was $125,988,991. The net unrealized appreciation of investments for federal tax purposes was $3,414,522. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,083,533 and net unrealized depreciation from investments for those securities having an excess of cost over value of $669,011.
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As of December 31, 2021, the Fund had a capital loss carryforward of $669,983 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$187,604	$482,379	$669,983
The Fund used capital loss carryforwards of $367,811 to offset capital gains realized during the year ended December 31, 2021.
At December 31, 2021, for federal income tax purposes, the Fund had $21,497 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2021, the Adviser voluntarily waived $108,032 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2021, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.78% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2021, were as follows:
Purchases	$1,956,239
Sales	$6,820,566
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The
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Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2021, the Fund had no outstanding loans. During the year ended December 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2021, there were no outstanding loans. During the year ended December 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of THE Federated Hermes Insurance Series and the Shareholders of Federated Hermes Fund for U.S. Government Securities II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Fund for U.S. Government Securities II (the “Fund”), a portfolio of Federated Hermes Insurance Series, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 15, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period[1]
Actual	$1,000	$994.40	$3.92
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.27	$3.97

1
Expenses are equal to the Fund’s annualized net expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised six portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial
Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated
Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania,
Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities
Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and
Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company,
Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD;
Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
 Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Lead Director, Member of the Audit and
Nominating and Corporate Governance Committees, Haverty Furniture Companies, Inc.; formerly, Director, Member of
Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; and
Director, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of
Naples, Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Senior Vice President for Legal
Affairs, General Counsel and Secretary to the Board of Directors, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary to the Board of Directors and
Assistant General Counsel and Director of Risk Management, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated
Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company;
Director, Federated Hermes, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology,
Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

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24

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial
Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Fund for U.S. Government Securities II (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark,
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and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the three-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s
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view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Fund for U.S. Government Securities II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
32

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00846-01 (2/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 – $181,350

Fiscal year ended 2020 - $172,285

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $3,813

Fiscal year ended 2020- International tax advice with respect to exchange of American Depositary Receipt.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2021 - $19,249

Fiscal year ended 2020 - $3,813

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 15, 2022

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 15, 2022